                                                     REGISTRATION NO. 333-31131
                                                     REGISTRATION NO. 811-07659

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                        [X]
                        PRE-EFFECTIVE AMENDMENT NO.                        [_]
                      POST-EFFECTIVE AMENDMENT NO. 76                      [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                    [X]
                             AMENDMENT NO. 427                             [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

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                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

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                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

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Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_](date) pursuant to paragraph (b) of Rule 485(b)(1)(vii).
    [X]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                                     NOTE

This Post-Effective Amendment No. 76 ("PEA") to the Form N-4 Registration
Statement No. 333-31131 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement a Supplement that describes an offer we intend to make to contract owners in connection with certain guaranteed benefits offered by the contract and Part C. This
Post-Effective Amendment No. 76 incorporates by reference the information contained in Part A of Post-Effective Amendment No. 74, filed on April 19,
2017, Part B of Post-Effective Amendment No. 75, filed on December 21, 2017, and including any supplements thereto.

AXA Equitable Life Insurance Company

Supplement dated May 1, 2018 to current prospectuses for:

•	Accumulator®
•	Accumulator® PlusSM
•	Accumulator® EliteSM
•	Accumulator® SelectSM

This Supplement modifies certain information in the above referenced prospectuses, supplements to prospectuses and statement of additional information (collectively, the ‘‘Prospectus’’) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates each Prospectus by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of your Prospectus or supplement without charge upon request. Please contact the customer service center at 1-866-638-0550.

Guaranteed Minimum Income Benefit, Guaranteed Minimum Death Benefit, and Protection PlusSM Offer

This supplement describes an offer we are making to you in connection with your variable annuity contract guaranteed benefits.

This supplement contains important information that you should know before accepting this offer or taking any other action under your contract.

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the guaranteed benefits you previously elected will continue unchanged.

You should carefully read this supplement in conjunction with your Prospectus before making your decision regarding this offer. For current offer amounts, you can login to ”MyAXA” by visiting www.axa.com. If you have any questions about this offer or for current offer amounts, contact your financial professional or call us directly at 1-866-638-0550.

Why am I receiving this offer?

You are receiving this offer because, at the time you purchased your contract, you elected a guaranteed minimum income benefit (“GMIB”) which provides the opportunity for guaranteed income regardless of market performance. In addition, you also may have elected a guaranteed minimum death benefit (“GMDB”) or Protection PlusSM benefit (“PPB”) which may be referred to in the Contract as “Earnings enhancement benefit”. See Appendix I for information about the guaranteed benefits.

What is this offer? How does this buyout offer work?

For a limited time, we are offering to give you a special credit amount (“Special Credit Amount”) in return for:

•

terminating your GMIB, GMDB, PPB (each a “Guaranteed Benefit” and together, the “Guaranteed Benefits”) and the availability of the standard death benefit in return for a Special Credit Amount less a pro rata portion of any applicable GMIB, GMDB and PPB charge.

Please also see “How can I evaluate this offer?”

Good order. The offer is not available on (i) a non-business day, (ii) a business day where another financial transaction, including a benefit base reset, is processed or (iii) the first day of a contract year. We will not consider your acceptance of the offer to be in good order if we receive it on such a day. If we receive your acceptance on such a day and it is otherwise complete, your acceptance will be processed on the next available business day. The day we process your acceptance of the offer is the “Transaction Date”. The “Valuation Date” for purposes of this offer is the business day immediately preceding the Transaction Date. We will generally fulfill requests for payments within seven days after the Transaction Date. If you accept the offer and also request a partial withdrawal on that same day, that partial withdrawal (which is a financial transaction) will be processed before your acceptance of the offer. We will process your acceptance of the offer on the next available business day. That partial withdrawal will be subject to any applicable withdrawal charges and will reduce the Special Credit Amount. Accordingly, you should carefully consider the timing of any partial withdrawal request when you accept the offer.

In addition, under certain circumstances, your contract could terminate without value if your account value is insufficient to pay any applicable charges on the contract date anniversary. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon termination, you will lose all your rights under your contract and any applicable guaranteed benefits, which will terminate your ability to accept this offer. You should contact your financial professional or our Processing Office to discuss options, which include stopping withdrawals or exercising guaranteed benefits under the contract.

Special Credit Amount. The amount of the Special Credit will be determined on the business day we receive your acceptance in good order. The Special Credit Amount is not considered a contribution.

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If you accept the buyout offer, the Special Credit Amount will be added to your account value in accordance with your future investment allocation instructions on file with us on the Transaction Date. Please note that you can change your future investment allocation instructions.

Benefit changes. If you accept the buyout offer, your GMIB, GMDB, PPB and the availability of the standard death benefit will terminate and you will lose the guarantees provided by the GMIB, GMDB, and PPB.

In addition to the termination of your Guaranteed Benefits, if the standard death benefit was in effect under your contract, it will also be terminated. Please note, if you accept the buyout offer, the amount payable to your beneficiaries will be equal to your account value at that time, which could be less than your contributions.

Charges eliminated. If you elect the buyout offer, upon termination of your Guaranteed Benefits, you will no longer pay the annual charge for each Guaranteed Benefit. A pro rata portion of any applicable GMIB, GMDB and PPB charge from the most recent contract date anniversary to the Valuation Date (defined below) will be deducted on the Transaction Date. Past Guaranteed Benefit charges will not be refunded.

Please note that while the charge for each Guaranteed Benefit would cease, the annual percentage rate we charge for separate account expenses would remain the same if you accept this offer. This means that if you accept the offer you will continue to pay the same annual percentage rate for separate account expenses as contract owners that have the standard death benefit, even though the standard death benefit would no longer be available to you.

Deadline. We must receive your acceptance of this offer no later than the date specified in your offer letter that was included with this Supplement (see “How do I accept this offer?” below). You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

Why is AXA Equitable making this offer?

We believe that this offer can be mutually beneficial to both us and contract owners who no longer need or want the guarantees provided by the GMIB, GMDB, PPB and the standard death benefit. However, this offer may not be beneficial for everyone. If you accept this offer, you would receive:

•	an increase in your account value and any applicable future GMIB, GMDB and PPB charge would cease.

We would receive a financial benefit because past market conditions and the ongoing low interest rate environment make continuing to provide these benefits costly to us. Providing a Special Credit Amount less a pro rata portion of any applicable GMIB, GMDB and PPB charge, will be less costly to us than the amounts we are currently setting aside to guarantee the benefits.

You should carefully read this supplement before making your decision regarding this offer. This offer asks you to give up valuable benefits in return for the Special Credit Amount. If you accept the offer, your valuable Guaranteed Benefits and the availability of the standard death benefit cannot be reinstated and other suitable alternatives may not be available. You should only give up your Guaranteed Benefits if you have determined your need for a Special Credit Amount less a pro rata portion of any applicable GMIB, GMDB and PPB charge, is greater than your need for the guarantees provided by those benefits.

How does AXA Equitable determine the Special Credit Amount? How much is the Special Credit Amount?

The Special Credit Amount will depend upon the group you are in and certain actuarial reserve calculations. For purposes of calculating the Special Credit Amount there are two groups of contract owners. Most contract owners will be in Group 1. If you took an excess withdrawal (cumulative withdrawals in a contract year that exceeded a specific limit) in any of the three previous full contract years ending on or before December 31, 2017, or in the partial contract year from the most recent contract date anniversary through December 31, 2017, and that excess withdrawal also equaled or exceeded 25% of the contract’s account value as of the contract date anniversary immediately preceding the excess withdrawal, then you are part of Group 2.

For the GMIB and GMDB, we determine the Special Credit Amount based on contract reserves. The actuarial calculations for determining contract reserves consider:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current and projected account value;

•	Past withdrawal behavior under the contract; and

•	The current and projected GMIB and GMDB benefits.

In general, the contract reserve for these types of benefits is the difference between the present value of expected benefit claims less the present value of expected benefit charges. We calculate the actuarial value of your GMIB and GMDB together.

Buyout Offer. For Group 1, the Special Credit Amount is the greater of: (i) approximately 70% of this actuarial valuation of the GMIB and GMDB reserve on the Valuation Date and (ii) two times the GMIB and GMDB fee rates multiplied by the respective benefit base on the Valuation Date. In addition, if you elected the PPB, we will add an amount equal to two times the PPB fee rate multiplied by the account value on the Valuation Date.

For Group 2, the Special Credit Amount is the greater of: (i) approximately 25% of the actuarial valuation of the GMIB and GMDB reserve on the Valuation Date and (ii) the GMIB and GMDB fee rates multiplied by the respective benefit base on the Valuation Date. In addition, if you elected the PPB, we will add an amount equal to the PPB fee rate multiplied by the account value on the Valuation Date.

The offer and acceptance letter included with this Supplement indicates the Special Credit Amount as of the date specified in the letter. In general, the larger your account value is relative to your benefit base, the smaller your Special Credit Amount will be (e.g., if your account value is $150,000 and your benefit base is $200,000 then your Special Credit Amount will be lower than if your account value is $100,000 and your benefit base is $200,000, all other things equal). The Special Credit Amounts may change each business day because the factors that we use to determine our reserve for these types of benefits change. For example, in determining your current and projected GMIB and GMDB benefits, we consider a number of factors including your current account value, your age, your allocation of contract assets among the investment options and interest rates. As these factors change, the Special Credit Amounts change. Therefore, the exact amount may be more or less than the amounts quoted to you in our offer letter and will depend on then current market conditions and any changes in our estimate of your then current and projected account value and GMIB and GMDB benefits when we determine the Special Credit Amount. In general, as your account value increases, the Special Credit Amount decreases. Similarly, as your account value decreases, the Special Credit Amount increases. For current Special Credit Amounts, you can login to your account by visiting www.axa.com or call us at 1-866-638-0550.

For most contract owners who accept the offer, the Special Credit Amount will be (1) less than the difference between the projected GMIB and GMDB benefit bases and the account value, (2) less than the contract reserves and (3) less than the benefit amounts given up.

We determine the dollar amount of the Special Credit Amount using values from the Valuation Date.

Examples for Group 1

Example 1:

Assume the contract owner is a 66-year old female who elected the GMIB and the Greater of GMDB at contract issue but did not elect the PPB. Further assume the GMIB/GMDB benefit base is $150,000.00, the account value is $100,000.00 and it has been two months since the contract date anniversary. The initial Special Credit Amounts as stated in the contract owner’s offer letter are:

•	$29,399.99 (the pro rata portion of the GMIB and GMDB charges are $1,547.19).

Assume the contract owner accepts the offer 30 days later at which time the account value has decreased to $8,000.00. Further assume there are no changes to any other factors that affect the calculation of the Special Credit Amounts. The Special Credit Amounts would increase to:

•	$35,488.40 (the pro rata portion of the GMIB and GMDB charges are $1,701.91 the increased account value is $33,786.49).

Example 2:

Assume the contract owner is a 66-year old male who elected the GMIB and the Greater of GMDB at contract issue but did not elect the PPB. Further assume the GMIB/GMDB benefit base is $140,000.00, the account value is $100,000.00 and it has been four months since his contract date anniversary. The initial Special Credit Amounts as stated in the contract owner’s offer letter are:

•	$53,945.95 (the pro rata portion of the GMIB and GMDB charges are $1,134.26).

Assume the contract owner accepts the offer 30 days later at which time the account value has increased to $120,000.00. Further assume there are no changes to any other factors that affect the calculation of the Special Credit Amounts. The Special Credit Amounts would increase to:

•	$42,263.51 (the pro rata portion of the GMIB and GMDB charges are $1,276.04 the increased account value is $40,987.47).

Additional Offer Amount Examples for Group 1

The following examples assume the contract owner is a 66-year old male who elected the GMIB and Greater of GMBD but did not elect the PPB and is eight months past his most recent contract date anniversary.

INITIAL VALUES		BUYOUT
GMIB/GMDB Benefit Base	Account Value	Special Credit Amount	Pro Rata GMIB and GMDB Charges	Increased Account Value	Benefit Base After Acceptance
$100,000	$150,000	$ 31,347	$ 975	$30,372	$0
$100,000	$160,000	$ 36,384	$1,040	$35,344	$0
$100,000	$170,000	$ 40,716	$1,105	$39,611	$0
$100,000	$180,000	$ 45,679	$1,170	$44,509	$0
$100,000	$190,000	$ 50,169	$1,235	$48,934	$0
$100,000	$200,000	$ 54,733	$1,300	$53,433	$0
$100,000	$210,000	$ 59,640	$1,365	$58,275	$0
$100,000	$220,000	$ 64,032	$1,430	$62,602	$0
$100,000	$230,000	$ 68,351	$1,495	$66,856	$0
$100,000	$240,000	$ 73,122	$1,560	$71,562	$0
$100,000	$250,000	$ 77,939	$1,625	$76,314	$0
$100,000	$260,000	$ 82,060	$1,690	$80,370	$0
$100,000	$270,000	$ 87,266	$1,755	$85,511	$0
$100,000	$280,000	$ 91,365	$1,820	$89,545	$0
$100,000	$290,000	$ 96,131	$1,885	$94,246	$0
$100,000	$300,000	$101,110	$1,950	$99,160	$0
These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of projections. The results are for illustrative purposes and are not intended to represent your particular situation. Your Special Credit Amount, pro rata charges and increased account value may be higher or lower than the amounts shown.

Examples for Group 2

Example 3:

Assume the contract owner is a 66-year old female who elected the GMIB and the Greater of GMDB at contract issue but did not elect the PPB. Further assume the GMIB/GMDB benefit base is $90,000.00, the account value is $120,000.00 and it has been three months since her contract date anniversary. Finally assume the owner took an excess withdrawal (which was greater than 25% of the account value on the contract date anniversary immediately prior to the excess withdrawal) 15 months earlier. The initial Special Credit Amounts as stated in the contract owner’s offer letter are:

•	$13,029.16 (the pro rata portion of the GMIB and GMDB charges are $1,179.60 and the increased account value is $11,849.55).

Assume the contract owner accepts the offer 30 days later at which time the account value has decreased to $96,000.00. Further assume there are no changes to any other factors that affect the calculation of the Special Credit Amounts. The Special Credit Amounts would increase to:

•	$16,475.74 (the pro rata portion of the GMIB and GMDB charges are $1,310.67 and the increased account value is $15,165.07).

Example 4:

Assume the contract owner is a 64-year old male who elected the GMIB and the Greater of GMDB at contract issue but did not elect the PPB. Further assume the GMIB/GMDB benefit base is $160,000.00, the account value is $100,000.00 and it has been three months since her contract date anniversary. Finally assume the owner took an excess withdrawal (which was greater than 25% of the account value on the contract date anniversary immediately prior to the excess withdrawal) 23 months earlier. The initial Special Credit Amounts as stated in the contract owner’s offer letter are:

•	$13,510.56 (the pro rata portion of the GMIB and GMDB charges are $1,458.94 and the increased account value is $12,051.62).

Assume the contract owner accepts the offer 30 days later at which time the account value has increased to $120,000.00. Further assume there are no changes to any other factors that affect the calculation of the Special Credit Amounts. The Special Credit Amounts would increase to:

•	$11,043.29 (the pro rata portion of the GMIB and GMDB charges are $1,621.05 and the increased account value is $9,422.24).

Additional Offer Amount Examples for Group 2

The following examples assume the contract owner is a 66-year old female who elected the GMIB and Greater of GMDB but did not elect the PPB and is ten months from her most recent contract date anniversary. She has made a large excess withdrawal and thus is part of Group 2.

INITIAL VALUES		BUYOUT
GMIB/GMDB Benefit Base	Account Value	Special Credit Amount	Pro Rata GMIB and GMDB Charges	Increased Account Value	Benefit Base After Acceptance
$100,000	$150,000	$31,044	$1,625	$29,419	$0
$100,000	$160,000	$35,470	$1,733	$33,737	$0
$100,000	$170,000	$39,978	$1,842	$38,137	$0
$100,000	$180,000	$44,246	$1,950	$42,296	$0
$100,000	$190,000	$48,505	$2,058	$46,447	$0
$100,000	$200,000	$52,607	$2,167	$50,440	$0
$100,000	$210,000	$57,044	$2,275	$54,769	$0
$100,000	$220,000	$61,575	$2,383	$59,191	$0
$100,000	$230,000	$65,700	$2,492	$63,208	$0
$100,000	$240,000	$70,301	$2,600	$67,701	$0
$100,000	$250,000	$74,453	$2,708	$71,745	$0
$100,000	$260,000	$78,857	$2,817	$76,040	$0
$100,000	$270,000	$83,532	$2,925	$80,607	$0
$100,000	$280,000	$88,034	$3,033	$85,001	$0
$100,000	$290,000	$92,997	$3,142	$89,855	$0
$100,000	$300,000	$97,139	$3,250	$93,889	$0
These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of pro jections. The results are for illustrative purposes and are not intended to represent your particular situation. Your Special Credit Amount, pro rata charges and increased account value may be higher or lower than the amounts shown.

How can I evaluate this offer?

You must decide between: (1) keeping your Guaranteed Benefits and standard death benefit; or (2) fully terminating your Guaranteed Benefits and the availability of the standard death benefit and accepting a Special Credit Amount.

If you do not accept our offer, you would not receive a Special Credit Amount and your Guaranteed Benefits and standard death benefit would continue and any applicable charges would continue to be deducted from your account value.

If you accept our offer, your Guaranteed Benefits and the availability of the standard death benefit would terminate, and your account value would be increased. In the future, you would not have the option to receive the lifetime income guaranteed by the GMIB. Also, if a death benefit is payable in the future, the amount payable to your beneficiaries would be equal to your account value, which could be more or less than your contributions.

The Special Credit Amount may be taxable to you when withdrawn, transferred or exchanged. In addition, any withdrawal, transfer or exchange in connection with the offer may result in income taxes or other consequences, including but not limited to, a 10% federal income tax penalty and negative market value adjustment and if transferred to another investment product could result in a new withdrawal charge period, loss of tax deferral, higher fees, inclusion in a mandatory fee based program, different investment choices, and different or no death benefit, income and withdrawal guarantees and annuity payout options. If you are considering exchanging the Special Credit Amount into another contract (including a New Contract), you may wish to consult your tax advisor about the tax consequences of receiving the Special Credit Amount and executing a full or partial 1035 exchange.

When you purchased your contract you made a determination that each Guaranteed Benefit you elected was important to you based on your personal circumstances at that time. The availability of the standard death benefit might have also been important. When considering this offer, you should consider whether you no longer need or want all of the guarantees provided by your GMIB, GMDB, PPB and the standard death benefit, given your personal circumstances today and your future needs because if you accept our offer, you are giving up your income and death benefits. You should consider your specific circumstances, including your specific account values (with and without the offer), your GMIB and GMDB benefit bases, prior withdrawals during this contract year (increasing the potential for withdrawal charges in the future), future withdrawal charges (if applicable), and the following factors:

•	How long you intend to keep your contract.

•	Whether, given your current state of health, you believe you are likely to live to enjoy the income provided by the GMIB.

•	Whether, given your current state of health, you believe you are likely to provide a death benefit to your beneficiaries.

•	Whether it is important for you to leave a guaranteed minimum death benefit from your contract to your beneficiaries.

•	Whether the Special Credit Amount available through the offer is more important to you than the current value of your Guaranteed Benefits and the availability of the standard death benefit.

•

Whether you believe that your account value, with the increase provided by the offer, may increase (through market gains) relative to how the GMIB and GMDB benefit bases may increase such that the GMIB and GMDB may become less valuable to you over time.

•

Whether you believe that your account value, with the increase provided by the offer, may decline (through market losses), stay the same, or increase slowly relative to how the GMIB and GMDB benefit bases would have increased such that the value of having the GMIB and GMDB may become more valuable to you and your beneficiaries over time.

•	Whether your need for income (or withdrawals) from this contract is more than you could withdraw without disproportionately reducing each applicable benefit base.

•

Whether you will need any subsequent withdrawals, transfers, exchanges or annuity payments from your current contract or any other contract you choose to exchange into such that the partial 1035 exchange requirements affect any such transactions.

•

Whether you will have a need for withdrawals after accepting the offer since any withdrawal, transfer or exchange in connection with the offer will be considered a withdrawal of contributions and will likely eliminate the current year free withdrawal amount.

You should assess your own situation to decide whether to accept the offer. Once terminated, the GMIB, GMDB, PPB and the standard death benefit cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your named beneficiaries, and your financial professional and other advisors. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future account value, including whether investment options under your contract will experience market gains or losses. In addition to all of the things you and your financial professional and advisors consider, please also consider the following two questions:

1.	Do you still need the guaranteed lifetime income provided by the GMIB? If you do, and after consultation with your named beneficiaries, financial professional and other advisors you conclude there are no other alternatives that fulfill your needs, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed lifetime income provided by the GMIB is not important (or there is an alternative or other income product that fulfills your needs), then you may want to consider the offer and decide if this offer is appropriate for you.

2.	Do you still need the guaranteed death benefit? If you do, and after consultation with your named beneficiaries, financial professional and other advisors you conclude there are no other alternatives that fulfill your needs, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and the guaranteed death benefit is not important (or there is an alternative or other death benefit that fulfills your needs), then you may want to consider the offer and decide if this offer is appropriate for you.

For most contract owners who accept the offer, the Special Credit Amount will be (1) less than the difference between the projected GMIB and GMDB benefit bases and the account value, (2) less than the contract reserves and (3) less than the benefit amounts given up or reduced.

There may be circumstances where the Special Credit Amount is not much larger than the sum of the pro rata portion of each applicable GMIB, GMDB and PPB charge. For example, this could happen if the Special Credit Amount is based on the applicable GMIB, GMDB and PPB fee rates and it has been several months since your last contract date anniversary. In these situations you may conclude the offer isn’t appropriate for your needs.

How do I accept this offer?

To accept this offer, you may login to your account at www.axa.com. You may also accept this offer by completing the acceptance form included with this supplement. Please complete, sign and date the acceptance form and return it to us at the following address:

AXA Equitable Life Insurance Company

Retirement Services Solution

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Or you may fax the acceptance form to us at 1-816-701-4960. You cannot accept the offer before the date specified in your offer letter. We must receive your acceptance of this offer no later than the date specified in your offer letter.

REMEMBER: If you accept this offer, the Special Credit Amount will likely be different (more or less) than the amount in the letter, since the Special Credit Amount will be determined on the Transaction Date using values from the Valuation Date.

•	If you accept this offer, the Special Credit Amount will be added on the business day we receive your acceptance in good order according to your investment allocation instructions on file with us.

We will not process your acceptance of the offer until all applicable requirements are satisfied. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond our control, will not be eligible for the offer.

What are my options after I accept this offer?

If you accept the offer, you may choose to remain invested in your current contract, or if you do not want to remain invested in your contract without the Guaranteed Benefits and standard death benefit, you may, free of any withdrawal charges for up to 30 days after the expiration date shown in your offer letter:

(i)	terminate your contract and receive the account value which includes the Special Credit Amount we add to your contract;

(ii)	transfer all or part of your account value to another investment product;

(iii)	exchange your contract for another annuity contract issued by an insurance company of your choice; or

(iv)	exchange your contract for a New Contract. (See Appendix II to this supplement for a comparison of some of the important features of your current contract and the New Contracts.) If you are considering exchanging your current contract for a New Contract and would like a copy of a prospectus, contact your financial professional. Before making a decision to purchase a New Contract, you should read the prospectus and carefully consider the features, benefits, risks, charges and expenses. We cannot recommend a course of action for you. Your financial professional will be able to explain the features of the New Contract, and provide you with the proper forms and application necessary to complete the transaction. New Contracts can only be purchased through a broker-dealer and are not available in all states or through all broker-dealer firms. See also “How can I evaluate this offer?”

The offer to exchange your contract is distinct from our offer to increase your account value in return for terminating your GMIB, GMDB, PPB and the availability of the standard death benefit. You can accept the buyout offer and reject our offer to exchange your contract. However, our offer to exchange your entire contract is not available unless you accept our offer to increase your account value in return for terminating your benefits.

If you accept the buyout offer, a withdrawal charge will not apply to any full or partial withdrawal, transfer or exchange made no later than 30 days after the expiration date shown in your offer letter. Amounts withdrawn during this period will be considered withdrawals of contributions (to the extent any contributions remain subject to withdrawal charges) for purpose of calculating any applicable future withdrawal charges after this period and will likely eliminate the free withdrawal amount for the current year. If we receive your request for a full surrender, transfer or exchange on the same business day we receive your acceptance of the buyout offer, we will process that request the same day as your acceptance of the offer and withdrawal charges will not apply.

Would accepting this offer impact my automatic payment plans?

If you are enrolled in the dollar-for-dollar withdrawal service, your enrollment will terminate if you accept the buyout offer. Systematic withdrawals will continue if you accept the buyout offer and retain your contract. Payments under the automatic required minimum distribution service will not be affected if you accept this offer. If you wish to re-enroll in automated withdrawal services, call us at 1-800-789-7771.

What are the tax implications of accepting the offer?

The tax implications of accepting the offer could vary depending on the type of contract you own, your age and other factors relating to your personal situation. You should discuss with your tax advisor whether it makes sense for you to accept this offer.

If you accept this offer, the Special Credit Amount added to your account value would be treated as contract earnings for tax purposes. Therefore, we believe that like other earnings, there will be no tax consequences unless and until you take a withdrawal from, or surrender your contract. A withdrawal from or surrender of your contract may be taxable to you. An additional 10% federal income tax penalty may also apply if you are under age 59½.

If your contract is an IRA and the transfer is to a financial instrument which is not another IRA of the same type (for example, if you asked us to transfer amounts to your brokerage account so you could buy nonqualified mutual funds), it is treated just like a cash withdrawal. If it is a direct transfer to another IRA of the same type, AXA Equitable is not required to report on Form 1099-R if you request us to directly transfer any part of your contract’s account value directly to another IRA of the same type in a tax-free transfer. To the extent that an amount is characterized as outside the contract, it would be fully taxable and it would not be eligible for a direct transfer, or if received in cash, could not be rolled over to an eligible retirement plan.

More information about this offer

If you accept this offer, you will receive an endorsement to your contract that terminates your GMIB, GMDB, PPB, and replaces your standard death benefit with the return of account value death benefit.

You will not incur any new fees or charges as a result of accepting this offer although accepting the offer includes paying a pro rata portion of any applicable GMIB, GMDB and PPB charge on the Transaction Date. All expenses we incur in connection with this offer, including legal, accounting and other fees and expenses, will be paid by us and have no effect on your contract regardless of whether or not you accept this offer.

The Special Credit Amount is not a contribution and is not subject to any credits that may apply if you have an Accumulator® PlusSM contract. Therefore, you will not receive any such credit if you accept this offer. The Company will not recover the amount of any credits under an Accumulator® PlusSM contract if a withdrawal, transfer or exchange is made in connection with the offer.

Although we do not directly compensate your financial professional based on your acceptance of this offer, your financial professional may receive payments of varying amounts that may provide an incentive in recommending whether or not you should accept this offer. For example, if you accept the buyout offer and choose to remain invested in your contract, the total dollar amount of any ongoing annual compensation to your financial professional and his or her firm may increase because your account value increased. Or, if you accept the buyout offer and then transfer or exchange this contract for another financial instrument (including a New Contract) or surrender and purchase another investment product, your financial professional may receive compensation upon completion of that transfer, exchange or purchase. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

The offer may vary for certain contracts and in certain states and may not be available for all contracts, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate the offer at any time. In the future, we may make new, additional or modified offers in connection with these benefits with different terms that may be more or less favorable than the terms described herein. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group. If you accept the offer, upon termination of your GMIB, GMDB, PPB and the availability of the standard death benefit, you will not be eligible for any future offers related to those type of guaranteed benefits even if such future offer would have included a greater offer amount or different payment or incentive.

Appendix I

Guaranteed Benefits and Standard Death Benefit Information

Guaranteed minimum death benefit base and Guaranteed minimum income benefit base

The Guaranteed minimum death benefit base and the Guaranteed minimum income benefit base (hereinafter, in this section called your “benefit base”) is used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also “Guaranteed minimum death benefit” below.

Standard death benefit. Your benefit base is equal to:

•

your initial contribution and any additional contributions to the contract; less a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “Accessing your money” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

6% Roll-Up to age 85 (used for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit). Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described in “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” under “Accessing your money” and the section entitled “Charges and expenses” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to this benefit base is:

•

6% with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator® PlusSM and Accumulator® SelectSM contracts but excluding all other amounts allocated to the EQ/Intermediate Government Bond and EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM contracts only). Certain versions of the contracts also exclude amounts allocated to the EQ/Intermediate Government Bond variable investment option; the effective annual rate may be 4% in some states. Please see “State contract availability and/or variations of certain features and benefits” in your Prospectus to see what applies in your state; and

•

3% with respect to the EQ/Money Market variable investment option and the EQ/Intermediate Government Bond variable investment option, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up on the contract date anniversary following the annuitant’s 85th birthday.

Please see “Our administrative procedures for calculating your Roll-Up benefit base following a transfer” in your Prospectus for more information about how we calculate your Roll-Up benefit base when you transfer account values between investment options with a higher Roll-Up rate (4-6%) and investment options with a lower Roll-Up rate (2 - 3%).

Annual Ratchet to age 85 (used for the Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

-or-

•

your highest account value on any contract date anniversary up to the contract date anniversary following the annuitant’s (or older joint annuitant’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See “How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2” in “Accessing your money” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

-or-

•

your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the annuitant’s (or older joint annuitant’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND the Guaranteed minimum income benefit. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges to not apply to Accumulator® Select contracts.

Guaranteed minimum death benefit

Your contract provides a standard death benefit. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator® Series contract). Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elected one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payment, or standard death benefit on the date of the annuitant’s death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator® Series contract), whichever provides the higher amount. See “Payment of death benefit” in your Prospectus for more information.

If you elected one of the enhanced death benefits and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” in your Prospectus for more information.

Protection PlusSM

The Protection PlusSM benefit provides an additional death benefit. If you elected the Protection PlusSM benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” in your Prospectus for more information.

If the annuitant is 70 or younger when we issue your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant and the Protection PlusSM benefit had been elected at issue), the additional death benefit will be the greater of:

(i)	the account value, or

(ii)	any applicable death benefit

increased by:

(iii)	such death benefit less total net contributions, multiplied by 40%.

For purposes of calculating your Protection PlusSM benefit, the following applies: (i) “Net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) adjusted for each withdrawal that exceeds your Protection PlusSM benefit earnings. “Net contributions” are reduced by the amount of that excess. Protection PlusSM benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator® PlusSM contracts, credit amounts are not included in “net contributions”); and (ii) “Death benefit” is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator® PlusSM contracts, for purposes of calculating your Protection PlusSM benefit, if any contributions are made in the one-year period prior to death of the annuitant, the account value will not include any credits applied in the one-year period prior to death.

If the annuitant is age 71 through 75 when we issue your contract (or if the successor owner/annuitant is between the ages of 71 and 75 when he or she becomes the successor owner/annuitant and the Protection PlusSM benefit had been elected at issue), the additional death benefit will be the greater of:

(i)	the account value, or

(ii)	any applicable death benefit

increased by:

(iii)	such death benefit less total net contributions, multiplied by 25%.

The value of the Protection PlusSM benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × 0.40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For contracts continued under Spousal protection, upon the death of the non-annuitant spouse, the account value will be increased by the value of the Protection PlusSM benefit as of the date we receive due proof of death. Upon the death of the annuitant, the value of the Protection PlusSM benefit is either added to the death benefit payment or to the account value if successor owner/annuitant is elected. If the surviving spouse elects to continue the contract, the benefit will be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract if the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. See “Spousal protection” in “Payment of death benefit” in your Prospectus for more information.

Appendix II

Exchange Offer Program

If you are considering purchasing a New Contract you should contact your financial professional, who will be able to explain the features of the New Contract, and provide you with the proper forms and application necessary to complete the transaction. New Contracts can only be purchased through a broker-dealer and are not available in all states or through all broker-dealer firms.

AXA Equitable will permit owners of the contracts included in this offer to exchange their existing contract at net asset value for a New Contract. If you accept the buyout offer, this exchange offer program is available if you accept our offer and exchange your existing contract for a New Contract no later than 30 days after the expiration date shown in your offer letter.

Under this exchange offer program, the surrender of your existing contract will not trigger a withdrawal charge. The account value attributable to your existing contract would not be subject to any withdrawal charge under the New Contract (but would be subject to all other charges and fees under the New Contract). You should carefully consider whether an exchange is appropriate for you by comparing the features and benefits provided by your existing contract to the benefits and features provided by the New Contracts and other investment products. The New Contracts do not provide the same guaranteed benefits, including the guaranteed lifetime income provided by the GMIB, that your contract provides. You should also compare the fees and charges of your existing contract to the fees and charges of the New Contract, which may be higher than the fees and charges under your existing contract and other investment products available to you. The purchase of a Structured Capital Strategies®16 Series ADV contract or an Investment Edge® ADV contract can only be purchased through an account established under a fee-based program offered by a registered investment adviser. The fees and charges of the fee-based program are separate from and in addition to the fees and charges of the New Contract and generally provide for various advisory and other services.

The following chart provides a summary comparison of some of the important features of your existing contract and the New Contracts. You should not rely solely on this chart in examining the differences between your existing contract and the New Contracts. There may be other differences important for you to consider prior to purchasing a New Contract. You should read your Prospectus and other information related to your existing contract and the prospectus for the New Contract prior to requesting an exchange to a New Contract. If you would like a prospectus for a New Contract contact your financial professional. Please note, this chart does not create or modify any existing rights or benefits, all of which are only established by your existing contract.

Comparison of your existing contract and the New Contracts

	Existing Contracts		New Contracts*
	Existing Contracts prior to accepting offer for: Accumulator® (Series ‘04) Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM Series[1]	Existing Contracts after accepting the Buyout Offer for: Accumulator® (Series ‘04) Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM Series[1]	Structured Capital Strategies® 16 Series C Contract[2]	Structured Capital Strategies® 16 Series ADV Contract[2]	Investment Edge® 15.0 Investment Edge® Select Contract[3]	Investment Edge® 15.0 Investment Edge® ADV Contract[3]
Annual Administrative Charge	$0 – $30[4]	$0 – $30[4]	None	None	$0 – $50[5]	None
Total Separate Account Annual Expenses	1.25% – 1.70%	1.25% – 1.70%	1.65%	0.25%[6]	1.25%	0.30%
Maximum Withdrawal Charge	0% – 8%	0% – 8%	0%-5%	0%-5%	N/A	N/A
Guaranteed Minimum Income Benefit Charge[7]	0.65%	N/A	N/A	N/A	N/A	N/A
Guaranteed Minimum Death Benefit charge	0% – 0.60%	N/A	N/A	N/A	0.60% – 40%[8]	0.60% – 40%[8]
Protection PlusSM Benefit Charge	0.35%	N/A	N/A	N/A	N/A	N/A
Choice Cost	N/A	N/A	N/A	N/A	N/A	N/A
Standard Death Benefit	The greater of: (i) your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals (and any associated withdrawal charges, if applicable).	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.
Variable Investment Options[9]	37	37	3	3	134	134
Structured Investment Options[10]	N/A	N/A	20	20	N/A	N/A
Lifetime minimum guaranteed interest rate in the guaranteed interest option	1% – 3%	1% – 3%	N/A	N/A	N/A	N/A
Fixed Maturity Options[11]	Yes	Yes	No	No	No	No
Annual Fund Facilitation Fee	No	No	No	No	Maximum charge: 0.70% Current charge[12]: 0.00%	Maximum charge: 0.70% Current charge[12]: 0.00%
Mandatory Fee Based Program	No	No	No	Yes[13]	No	Yes[12]
Loan Features (If your employer’s plan permits)	Yes	Yes	No	No	No	No
Subsequent Contributions	No14	No14	Yes	Yes	Yes	Yes

*	A New Contract may not be available in all states. Please speak with your financial professional or our customer service representative for further information.
1

The Accumulator® Series Prospectus offers a variable deferred annuity contract to accumulate value on a tax deferred basis by investing in one or more investment options, including variable and fixed investment options. For more information, please refer to the Accumulator® Series Prospectus.

2

The Structured Capital Strategies® 16 Prospectus offers a variable and indexed-deferred annuity contract to accumulate value on a tax deferred basis by investing in variable investments options and/or structured investment options. Structured investment options provide performance tied to the performance of a securities or commodities indexed for a set period of time. Please note that if you exchange into a Structured Capital Strategies® 16 Series ADV contract there are fees and expenses of a fee-based program that are separate from and in addition to the fees and expenses of the contract, including other conditions related to brokerage services. For more information, please refer to the Structured Capital Strategies® 16 Prospectus.

3

The Investment Edge® 15.0 Prospectus offers a variable deferred annuity contract to accumulate value on a tax deferred basis by investing in one or more variable investment options and provide a number of payout options. The Investment Edge® 15.0 Prospectus also provides a death benefit protection option. Please note that if you exchange into Investment Edge® ADV contract there are fees and expenses of a fee-based program that are separate from and in addition to the fees and expenses of the contract, including other conditions related to brokerage services. For more information, please refer to the Investment Edge® 15.0 Prospectus.

4	The charge, if applicable, is $30 for each contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.
5	Beginning with your first contract date anniversary, we will deduct a charge of $50 on any contract date anniversary on which your account value is less than $50,000. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. Otherwise, we will deduct the full charge. This charge will no longer apply to NQ contracts following election of an Income Edge payment program, even if your account value falls below $50,000.
6	This is the Variable Investment Option Fee. On a non-guaranteed basis, we may waive any portion of the variable investment option fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the variable investment option fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio.
7

Not all guaranteed benefits may be currently available to you since certain guaranteed benefits had to be elected at issue of the contract and/or are not available in combination with other elected guaranteed benefits. Please refer to your Accumulator® Series Prospectus for more information.

8

The charge, if applicable, is calculated daily as a percentage of your net amount at risk and deducted annually on each contract date anniversary for which the benefit is in effect. If on any date other than the contract date anniversary your contract is surrendered or annuitized, Income Edge® 15.0 Series is elected and becomes effective, a death benefit is paid, or the Protected Premium death benefit is otherwise terminated, we will deduct the cumulative accrued charge for that year from your account value.

9	The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.
10

The Structured Investment Option permits you to invest in one or more Segments, each of which provides performance tied to the performance of an index such as the S&P 500 Price Return Index (the “Index”), for a set period of time. The Structured Investment Option does not involve an investment in any underlying portfolio. Instead, it is an obligation of AXA Equitable. Unlike an index fund, the Structured Investment Option provides a return at maturity designed to provide protection against certain decreases in the Index in exchange for a limitation on participation in certain increases in the Index. The extent of the downside protection at maturity ranges from the first 10%, 20%, or 30% of loss. This means that you could lose up to 70% of your principal with a -30% Segment Buffer, up to 80% of your principal with a -20% Segment Buffer and up to 90% of your principal with a -10% Segment Buffer. See the Structured Capital Strategies® 16 prospectus for more information.

11	Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to a market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information. This feature is not available in all contracts or in all states.
12	Currently, we do not charge this fee for any variable investment option Investment Edge 15.0 offers.
13	The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the annuity contract. You should consult with your program sponsor for more details about your particular fee-based arrangement.
14	Subject to certain state variations.

                                    PART C

                               OTHER INFORMATION

Item 24.Financial Statements and Exhibits.

        (a)     The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance
                Company and Separate Account No. 49 are included in the
                Statement of Additional Information.

        (b)     Exhibits.

                The following exhibits correspond to those required by
                paragraph (b) of item 24 as to exhibits in Form N-4:

        1.      Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life
                Assurance Society of the United States ("Equitable")
                authorizing the establishment of the Registrant, incorporated by reference to Exhibit 1 to the Registration Statement on
                Form N-4 (File No. 333-05593), filed June 10, 1996.

        2.      Custodial Agreements. Not Applicable.

        3.      Underwriting Contracts.

                (a)       Distribution Agreement, dated as of January 1, 1998
                          by and between The Equitable Life Assurance Society
                          of the United States for itself and as depositor on
                          behalf of the Equitable Life separate accounts and
                          Equitable Distributors, Inc., incorporated herein
                          by reference to the Registration Statement filed on
                          Form N-4 (File No. 333-64749) filed on August 5,
                          2011.

                (a)(i)    First Amendment dated as of January 1, 2001 to the
                          Distribution Agreement dated as of January 1, 1998
                          between The Equitable Life Assurance Society of the
                          United States for itself and as depositor on behalf
                          of the Equitable Life separate accounts and
                          Equitable Distributors, Inc., incorporated herein
                          by reference to the Registration Statement filed on
                          Form N-4 (File No. 333-127445) filed on August 11,
                          2005.

                (a)(ii)   Second Amendment dated as of January 1, 2012 to the
                          Distribution Agreement dated as of January 1, 1998
                          between AXA Equitable Life Insurance Company and
                          AXA Distributors, LLC, incorporated herein by
                          reference to the Registration Statement filed on
                          Form N-4 (File No. 333-05593) filed on
                          April 24, 2012.

                (a)(iii)  Third Amendment dated as of November 1, 2014 to the
                          Distribution Agreement dated as of January 1, 1998
                          between AXA Equitable Life Insurance Company and
                          AXA Distributors, LLC, incorporated herein by
                          reference to the Registration Statement filed on
                          Form N-4 (File No. 2-30070) filed on April 19, 2016.

                (b)       Distribution Agreement for services by The
                          Equitable Life Assurance Society of the United
                          States to AXA Network, LLC and its subsidiaries
                          dated January 1, 2000 previously filed with this
                          Registration Statement (File No. 333-31131) on
                          April 19, 2001.

                (c)       Transition Agreement for services by AXA Network,
                          LLC and its subsidiaries to The Equitable Life
                          Assurance Society of the United States dated
                          January 1, 2000 previously filed with this
                          Registration Statement (File No. 333-31131) on
                          April 19, 2001.

                (d)       General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, previously filed with Registration
                          Statement (File No. 2-30070) on April 19, 2004, and
                          incorporated herein by reference.

                (d)(i)    First Amendment dated as of January 1, 2003 to
                          General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-05593) filed on April 24, 2012.

                (d)(ii)   Second Amendment dated as of January 1, 2004 to
                          General Agent Sales Agreement dated January 1,
                          2000, between The Equitable Life Assurance Society
                          of the United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No.333-05593) filed on April 24, 2012.

                (d)(iii)  Third Amendment dated as of July 19, 2004 to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between The Equitable Life
                          Assurance Society of the United States and AXA
                          Network, LLC and its subsidiaries incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-127445), filed on August 11,
                          2005.

               (d)(iv)    Fourth Amendment dated as of November 1, 2004 to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between The Equitable Life
                          Assurance Society of the United States and AXA
                          Network, LLC and its subsidiaries incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-127445), filed on August 11,
                          2005.

               (d)(v)     Fifth Amendment dated as of November 1, 2006, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between The Equitable Life
                          Assurance Society of the United States and AXA
                          Network, LLC and its subsidiaries incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-05593), filed on
                          April 24, 2012.

               (d)(vi)    Sixth Amendment dated as of February 15, 2008, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-05593), filed on April 24,
                          2012.

               (d)(vii)   Seventh Amendment dated as of February 15, 2008, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 2-30070) to Exhibit 3(r), filed
                          on April 20, 2009.

               (d)(viii)  Eighth Amendment dated as of November 1, 2008, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 2-30070) to Exhibit 3(s), filed
                          on April 20, 2009.

               (d)(ix)    Ninth Amendment dated as of November 1, 2011 to
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between AXA Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries incorporated
                          herein by reference to the Registration Statement
                          filed on Form N-4 (File No. 333-05593) filed on
                          April 24, 2012.

               (d)(x)     Tenth Amendment dated as of November 1, 2013, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000, by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-178750) filed on October 16,
                          2014.

               (d)(xi)    Eleventh Amendment dated as of November 1, 2013, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000, by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-178750) filed on October 16,
                          2014.

               (d)(xii)   Twelfth Amendment dated as of November 1, 2013, to
                          General Agent Sales Agreement dated as of
                          January 1, 2000, by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on
                          Form N-4 (File No. 333-178750) filed on October 16,
                          2014.

               (d)(xiii)  Thirteenth Amendment dated as of October 1, 2014 to
                          General Agent Sales Agreement dated as of
                          January 1, 2000, by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to the Registration Statement
                          on Form N-4 (File No. 333-202147), filed on
                          September 9, 2015.

               (d)(xiv)   Fourteenth Amendment dated as of August 1, 2015 to
                          General Agent Sales Agreement dated as of
                          January 1, 2000, by and between AXA Equitable Life
                          Insurance Company (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC and its subsidiaries, incorporated
                          herein by reference to this Registration Statement
                          on Form N-4 (File No. 2-30070), filed on April 19,
                          2016.

               (d)(xv)    Sixteenth Amendment dated May 1, 2016 to the
                          General Agent Sales Agreement dated as of
                          January 1, 2000 by and between AXA Equitable Life
                          Insurance Company, (formerly known as The Equitable
                          Life Assurance Society of the United States) and
                          AXA Network, LLC, incorporated herein by reference
                          to Registration Statement on Form N-4 (File No.
                          2-30070) filed on April 18, 2017.

                                      C-2

               (e)      Form of Brokerage General Agent Sales Agreement
                        with Schedule and Amendment to Brokerage General
                        Agent Sales Agreement among [Brokerage General
                        Agent] and AXA Distributors, LLC, AXA Distributors
                        Insurance Agency, LLC, AXA Distributors Insurance
                        Agency of Alabama, LLC, and AXA Distributors
                        Insurance Agency of Massachusetts, LLC,
                        incorporated herein by reference to Exhibit No.
                        3.(i) to Registration Statement (File No.
                        333-05593) on Form N-4, filed on April 20, 2005.

               (f)      Form of Wholesale Broker-Dealer Supervisory and
                        Sales Agreement among [Broker-Dealer] and AXA
                        Distributors, LLC, incorporated herein by reference
                        to Exhibit No. 3.(j) to Registration Statement
                        (File No. 333-05593) on Form N-4, filed on April
                        20, 2005.

                                      C-3

         4.      Contracts. (Including Riders and Endorsements)

                 (a)      Form of group annuity Contract no. 1050-94IC,
                          incorporated herein by reference to Exhibit 4(a) to
                          the Registration Statement on Form N-4 (File No.
                          33-83750), filed February 27, 1998.

                 (b)      Forms of group annuity Certificate nos. 94ICA and
                          94ICB, incorporated herein by reference to Exhibit
                          4(b) to the Registration Statement on Form N-4
                          (File No. 33-83750), filed February 27, 1998.

                 (c)      Forms of Endorsement nos. 94ENIRAI, 94ENNQI and
                          94ENMVAI to contract no. 1050-94IC and data pages
                          nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein
                          by reference to Exhibit 4(c) to the Registration
                          Statement on Form N-4 (File No. 33-83750), filed
                          February 27, 1998.

                 (d)      Form of Endorsement no. 95ENLCAI to contract no.
                          1050-94IC and data pages no. 94ICA/BLCA,
                          incorporated herein by reference to Exhibit 4(e) to
                          the Registration Statement on Form N-4 (File No.
                          33-83750), filed February 27, 1998.

                                      C-4

                 (e)      Forms of Data Pages for Equitable Accumulator Select
                          (IRA) and Equitable Accumulator Select (NQ),
                          previously filed with this Registration Statement
                          (File No. 333-31131) on July 11, 1997.

                 (f)      Forms of Data Pages for Equitable Accumulator Select
                          (IRA) and Equitable Accumulator Select (NQ),
                          previously filed with this Registration Statement
                          No. 333-31131 on December 31, 1997.

                 (g)      Form of Endorsement No. 98ENJONQI to Contract Form
                          No. 1050-941C and the Certificates under the
                          Contract, previously filed with this Registration
                          Statement No. 333-31131 on December 31, 1997.

                 (h)      Form of Endorsement No. 98ROTH to Contract Form No.
                          1050-94IC and the Certificate under the Contract,
                          previously filed with this Registration Statement on
                          Form N-4 (File No. 333-31131) on December 30, 1997.

                 (i)      Form of Custodial Owned Roth Endorsement No.
                          98COROTH to Contract No. 1050-94IC, previously filed
                          with this Registration Statement No. 333-31131 on
                          May 1, 1998.

                 (j)      Form of Defined Benefit Endorsement No. 98ENDBQPI to
                          Contract No. 1050-94IC, previously filed with this
                          Registration Statement No. 333-31131 on May 1, 1998.

                 (k)      Form of Data Pages for Equitable Accumulator Select
                          TSA, previously filed with this Registration
                          Statement No. 333-31131 on May 22, 1998.

                 (l)      Form of Endorsement applicable to TSA Certificates,
                          incorporated by reference to Exhibit 4(t) to
                          Registration Statement No. 333-05593, filed May 22,
                          1998.

                 (m)      Form of Enrollment Form/Application for Equitable
                          Accumulator Select (IRA, NQ, QP and TSA), previously
                          filed with this Registration Statement No. 333-31131
                          on November 30, 1998.

                 (n)      Form of Data Pages (as revised) for Equitable
                          Accumulator Select (IRA, NQ, QP, and TSA),
                          previously filed with this Registration Statement
                          No. 333-31131 on December 28, 1998.

                 (o)      Form of Endorsement No. 98ENIRAI-IM to Contract No.
                          1050-94IC and the Certificates under the Contract,
                          previously filed with this Registration Statement on
                          December 28, 1998.

                 (p)      Form of Data Pages for Equitable Accumulator Select
                          (IRA,NQ, QP and TSA), previously filed with this
                          Registration Statement, File No. 333-31131 on
                          April 25, 2000.

                 (q)      Form of endorsement for Beneficiary Continuation
                          option (Form No. 2000ENIRAI-IM) to be used with IRA
                          certificates previously filed with this Registration
                          Statement No. 333-31131 on April 25, 2000.

                 (r)      Form of Data Pages for Equitable Accumulator Select
                          baseBUILDER previously filed with this Registration
                          Statement No. 333-31131 on April 25, 2000.

                 (s)      Form of Endorsement applicable to Roth IRA
                          Contracts, Form No. IMROTHBCO-1 previously filed
                          with this Registration Statement File No. 333-31131
                          on April 25, 2001.

                                      C-5

                (t)       Revised Form of Endorsement applicable to IRA
                          Certificates, Form No. 2000ENIRAI-IM previously
                          filed with this Registration Statement File No.
                          333-31131 on April 25, 2001.

                (u)       Form of Endorsement applicable to Non-Qualified
                          Certificates, Form No. 99ENNQ-G previously filed
                          with this Registration Statement File No. 333-31131
                          on April 25, 2001.

                (v)       Form of Optional Death Benefit Rider, Form No. 2000
                          PPDB previously filed with this Registration
                          Statement File No. 333-31131 on April 25, 2001.

                (w)       Revised Form of Data Pages for Equitable Accumulator
                          Select (Rollover IRA, Roth Conversion, NQ,
                          QP-Defined Contribution, QP-Defined Benefit, TSA)
                          previously filed with this Registration Statement
                          File No. 333-31131 on April 25, 2001.

                (x)       Form of Amendment to Certificate Form No. 94ICB,
                          Form No. 2000 BENE-G previously filed with this
                          Registration Statement File No. 333-31131 on
                          April 25, 2001.

                (y)       Form of Endorsement (No. 2001 ENJONQ) applicable to
                          Non-Qualified Certificates previously filed with
                          this Registration Statement File No. 333-31131 on
                          April 25, 2001.

                (z)       Form of Endorsement applicable to twelve month
                          dollar cost averaging, No. 2002DCA-MM previously
                          filed with this Registration Statement File No.
                          333-31131 on December 20, 2001.

                (a)(a)    Form of Data Pages for Accumulator Select, Form No.
                          94ICA/B previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (b)(b)    Form of Data pages No. 94ICA/B previously filed with
                          this Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (c)(c)    Form of Endorsement applicable to Fixed Maturity
                          Options, No. 2002FMO previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (d)(d)    Form of Optional Death Benefit Rider, Form No.
                          2002PPDB previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (e)(e)    Form of Guaranteed Minimum Income Benefit Rider,
                          Form No. 2002GMIB previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (f)(f)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% or AR previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (g)(g)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% Rollup previously filed with this
                          Registration Statement File No. 333-31131 on
                          December 20, 2001.

                (h)(h)    Form of Guaranteed Death Benefit Rider, Form No.
                          2002GMDB-AR previously filed with this Registration
                          Statement File No. 333-31131 on December 20, 2001.

                (i)(i)    Form of Data Page for Accumulator Select, Form No.
                          2002DPSelect previously filed with this Registration
                          Statement, (File No. 333-31131) on March 8, 2002.

                                      C-6

                 (j)(j)   Form of Data Pages, Form No. 2002DP previously
                          filed with this Registration Statement, (File No.
                          333-31131) on March 8, 2002.

                 (k)(k)   Form of Endorsement applicable to EGTRRA, Form No.
                          2002EGTRRA previously filed with this Registration
                          Statement, (File No. 333-31131) on March 8, 2002.

                 (l)(l)   Form of Endorsement applicable to Money Market
                          Dollar Cost Averaging, Form No. 2002DCA-MM
                          previously filed with this Registration Statement,
                          (File No. 333-31131) on March 8, 2002.

                 (m)(m)   Form of Endorsement applicable to fixed maturity
                          options, Form No. 2002FMO previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (n)(n)   Form of Protection Plus Optional Death Benefit
                          Rider, Form No. 2002PPDB previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (o)(o)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002MDB-6%orAR previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (p)(p)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMDB-6% Rollup previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (q)(q)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMDB-AR previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (r)(r)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMIB-6%Rollup previously filed with
                          this Registration Statement, (File No. 333-31131)
                          on March 8, 2002.

                 (s)(s)   Form of Guaranteed Minimum Death Benefit Rider,
                          Form No. 2002GMIB previously filed with this
                          Registration Statement, (File No. 333-31131) on
                          March 8, 2002.

                 (t)(t)   Form of Endorsement (No. 2002 NQBCO) applicable to
                          non-qualified contract/certificates with
                          beneficiary continuation option, incorporated
                          herein by reference to Exhibit No. 4(a)(c) to the
                          Registration Statement (File No. 333-05593) filed
                          on April 23, 2003.

                 (u)(u)   Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), annual ratchet to age 85,
                          incorporated herein by reference to Exhibit No.
                          4(a)(d) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (v)(v)   Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), [6%] Rollup to age 85,
                          incorporated herein by reference to Exhibit No.
                          4(a)(e) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (w)(w)   Form of Guaranteed Minimum Death Benefit Rider,
                          (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to
                          Age [85] GMDB or Annual Ratchet to age [85] GMDB,
                          incorporated herein by reference to Exhibit No.
                          4(a)(f) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                 (x)(x)   Form of Guaranteed Minimum Income Benefit Rider
                          (also known as the Living Benefit), (No. 2002
                          GMIB), incorporated herein by reference to Exhibit
                          No. 4(a)(g) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                                      C-7

                (y)(y)     Form of Protection Plus Optional Death Benefit
                           Rider (No. 2002 PPDB), incorporated herein by
                           reference to Exhibit No. 4(a)(h) to the
                           Registration Statement (File No. 333-05593) filed
                           on April 23, 2003.

                (z)(z)     Form of GIO Select Transfer/Allocation Restrictions
                           (No. 2002 DP (GIA/SEL)). Filed with this
                           Registration Statement File No. 333-31131 on
                           April 24, 2003.

                (a)(a)(a)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup
                           to age [85] GMDB or Annual Ratchet to Age [85]
                           GMDB, incorporated herein by reference to Exhibit
                           4(a)(i) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (b)(b)(b)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB-AR) Annual Ratchet to Age
                           [85], incorporated herein by reference to Exhibit
                           4(a)(j) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (c)(c)(c)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB) (also known as the Living
                           Benefit), incorporated herein by reference to
                           Exhibit 4(a)(k) to the Registration Statement (File
                           No. 333-05593) filed on May 8, 2003.

                (d)(d)(d)  Form of Protection Plus Optional Death Benefit
                           Rider (No. 2003PPDB), incorporated herein by
                           reference to Exhibit 4(a)(l) to the Registration
                           Statement (File No. 333-05593) filed on May 8, 2003.

                (e)(e)(e)  Form of Enhanced Guaranteed Principal Benefit
                           ("Enhanced GPB") Rider (No. 2003 GPB), incorporated
                           herein by reference to Exhibit 4(a)(m) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (f)(f)(f)  Form of Spousal Protection Rider applicable to
                           [Non-Qualified][Certificate/Contract]s (No. 2003
                           SPPRO), incorporated herein by reference to Exhibit
                           4(a)(n) to the Registration Statement (File No.
                           333-05593) filed on May 8, 2003.

                (g)(g)(g)  Form of Data Pages (No. 2003 DPTOBCO), incorporated herein by reference to Exhibit 4(a)(o) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (h)(h)(h)  Form of Data Pages (No. 2003DP), incorporated
                           herein by reference to Exhibit 4(a)(p) to the
                           Registration Statement (File No. 333-05593) filed
                           on May 8, 2003.

                (i)(i)(i)  Form of Data Pages (No. 2003DPSelect). Filed with this Registration Statement File No. 333-31131 on
                           May 8, 2003.

                (j)(j)(j)  Form of Data Pages (Inherited IRA) (No. 2003
                           DPTOBCO-Select). Filed with this Registration
                           Statement File No. 333-31131 on May 8, 2003.

                (k)(k)(k)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           (No. 2004 GWB-A), incorporated by reference to
                           Exhibit No. 4(a)(r) to Registration Statement File
                           No. 333-05593, Filed May 3, 2004.

                (l)(l)(l)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           (No. 2004 GWB-B), incorporated by reference to
                           Exhibit No. 4(a)(s) to Registration Statement File
                           No. 333-05593, Filed May 3, 2004.

                                      C-8

                (m)(m)(m)  Form of Data Pages (2004DPGWB dated May 1, 2004), incorporated by reference to Exhibit No. 4(a)(t) to
                           Registration Statement File No. 333-05593, Filed
                           May 3, 2004.

                (n)(n)(n)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-A
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(u) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (o)(o)(o)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-B
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(v) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (p)(p)(p)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-A1
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(w) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (q)(q)(q)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                           [also known as "Principal Protector"] (2004GWB-B1
                           (rev 2/05)) incorporated herein by reference to
                           Exhibit 4(a)(x) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (r)(r)(r)  Form of Change of Ownership Endorsement (2004COO)
                           incorporated herein by reference to Exhibit 4(a)(y)
                           to Registration Statement (File No. 333-05593) on
                           Form N-4, Filed April 20, 2005.

                (s)(s)(s)  Form of Endorsement Applicable to TSA Contracts
                           (2004TSA) incorporated herein by reference to
                           Exhibit 4(a)(z) to Registration Statement (File No.
                           333-05593) on Form N-4, Filed April 20, 2005.

                (t)(t)(t)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB revised 11/05 NLG) (also known
                           as the Living Benefit) incorporated herein by
                           reference to Exhibit 4.(a)(a)(a) to Registration
                           Statement File No. 333-05593 on Form N-4, filed on
                           October 14, 2005.

                (u)(u)(u)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                           Rider (No. 2003 GMIB revised 11/05 OPR) (also known
                           as the Living Benefit) incorporated herein by
                           reference to Exhibit 4.(b)(b)(b) to Registration
                           Statement File No. 333-05593 on Form N-4, filed on
                           October 14, 2005.

                (v)(v)(v)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of
                           6% Roll up to Age 85 GMDB or Annual Ratchet to Age
                           85 GMDB) incorporated herein by reference to
                           Exhibit 4.(c)(c)(c) to Registration Statement File
                           No. 333-05593 on Form N-4, filed on October 14,
                           2005.

                (w)(w)(w)  Form of flexible premium deferred fixed and
                           variable annuity contract No. 2006BASE-I-B,
                           incorporated herein by reference to Exhibit
                           4.(d)(d)(d) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (x)(x)(x)  Form of flexible premium deferred fixed and
                           variable annuity contract No.2006BASE-I-A,
                           incorporated herein by reference to Exhibit
                           4.(e)(e)(e) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (y)(y)(y)  Form of Data Page No. 2006GWB DP, incorporated
                           herein by reference to Exhibit 4. (f)(f)(f) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                                      C-9

               (z)(z)(z)  Form of Data Page No. 2006DP, incorporated herein by reference to Exhibit 4.(g)(g)(g) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(b)  Form of Data Page No. 2006DPTOBCO, incorporated herein by reference to Exhibit 4.(h)(h)(h) to the
                          Registration Statement (File No.333-05593), filed
                          June 14, 2006.

               (a)(a)(c)  Form of Endorsement No.2006TSA-GWB, incorporated herein by reference to Exhibit 4.(i)(i)(i) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(d)  Form of Endorsement No.2006CRT, incorporated herein by reference to Exhibit 4.(j)(j)(j) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, on May 15, 2007.

               (a)(a)(e)  Form of Endorsement No.2006FMO, incorporated herein by reference to Exhibit 4.(k)(k)(k) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(f)  Form of Endorsement No.2006IRA-ACC, incorporated herein by reference to Exhibit 4.(l)(l)(l) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(g)  Form of Endorsement No.2006IRA-GWB, incorporated herein by reference to Exhibit 4.(m)(m)(m) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(h)  Form of Endorsement No.2006NQ-ACC, incorporated herein by reference to Exhibit 4.(n)(n)(n) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(i)  Form of Endorsement No.2006NQ-GWB, incorporated herein by reference to Exhibit 4.(o)(o)(o) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(j)  Form of Endorsement No.2006QP-ACC, incorporated herein by reference to Exhibit 4.(p)(p)(p) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(k)  Form of Endorsement No.2006QP-GWB, incorporated herein by reference to Exhibit 4.(q)(q)(q) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(l)  Form of Endorsement No.2006ROTH-ACC, incorporated herein by reference to Exhibit 4.(r)(r)(r) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(m)  Form of Endorsement No.2006ROTH-GWB, incorporated herein by reference to Exhibit 4.(s)(s)(s) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(n)  Form of Endorsement No.2006TSA-ACC, incorporated herein by reference to Exhibit 4.(t)(t)(t) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(o)  Form of Endorsement No.2006INHIRA-ACC, incorporated herein by reference to Exhibit4.(u)(u)(u) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

               (a)(a)(p)  Form of Endorsement No. 2006INHROTH-ACC,

                                     C-10

                           incorporated herein by reference to Exhibit
                           4.(v)(v)(v) to the Registration Statement (File No.
                           333-05593), filed June 14, 2006.

                (a)(a)(q)  Form of Rider No. 2006GWB, incorporated herein by reference to Exhibit 4.(w)(w)(w) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(r)  Form of Rider No. 2006EEB, incorporated herein by reference to Exhibit 4.(x)(x)(x) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(s)  Form of Rider No. 2006GMAB, incorporated herein by reference to Exhibit 4. (y)(y)(y) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(t)  Form of Rider No. 2006GMDB-AR, incorporated herein by reference to Exhibit 4.(z)(z)(z) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(u)  Form of Rider No. 2006GMDB-GR, incorporated herein by reference to Exhibit 4.(a)(a)(b) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(v)  Form of Rider No. 2006GMDBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(c) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(w)  Form of Rider No. 2006GMIB, incorporated herein by reference to Exhibit 4.(a)(a)(d) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(x)  Form of Rider No. 2006GMIBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(e) to the
                           Registration Statement (File No. 333-05593), filed
                           June 14, 2006.

                (a)(a)(y)  Form of Data Page No. 2006DPSelect, as previously filed with this Registration Statement File No.
                           333-31131, filed June 15, 2006.

                (a)(a)(z)  Form of Contract for Individual Fixed and Variable
                           Annuity (2007DPSelect), filed with this
                           Registration Statement (File No. 333-31131) on
                           May 15, 2007.

                (a)(b)(a)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007MMDCA), filed with this
                           Registration Statement (File No. 333-31131) on
                           May 15, 2007.

                (a)(b)(b)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007DP), incorporated herein by reference
                           to Exhibit 4 (a)(a)(g) to the Registration
                           Statement (File No. 333-05593), filed January 30,
                           2007.

                (a)(b)(c)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007GWBL DP), incorporated herein by
                           reference to Exhibit 4 (a)(a)(h) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(d)  Form of Data Page for Individual Fixed and Variable
                           Annuity (2007DPTOBCO), incorporated herein by
                           reference to Exhibit 4 (a)(a)(i) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(e)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIB), incorporated herein by
                           reference to Exhibit 4 (a)(a)(n) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                                     C-11

                (a)(b)(f)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(o) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(g)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMIBOPR-R), incorporated herein by
                           reference to Exhibit 4 (a)(a)(p) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(h)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-GR-6), incorporated herein by
                           reference to Exhibit 4 (a)(a)(q) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(i)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-GR-3), incorporated herein by
                           reference to Exhibit 4 (a)(a)(r) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(j)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(s) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(k)  Form of Rider for Individual Fixed and Variable
                           Annuity (2007GMDB-AR), incorporated herein by
                           reference to Exhibit 4 (a)(a)(t) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(l)  Form of Rider for Individual Fixed and Variable
                           Annuity (2006GWB - rev 5-07 NQ), incorporated
                           herein by reference to Exhibit 4 (a)(a)(u) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(m)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007DB-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(a)(v) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(n)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007DB-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(a)(w) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(o)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007NQ-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(a)(x) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(p)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2007NQ-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(a)(y) to the
                           Registration Statement (File No. 333-05593), filed
                           January 30, 2007.

                (a)(b)(q)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2006IRA-ACC-rev 5-07),
                           incorporated herein by reference to Exhibit 4
                           (a)(a)(z) to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                (a)(b)(r)  Form of Endorsement for Individual Fixed and
                           Variable Annuity (2006IRA-GWB - rev 5-07),
                           incorporated herein by reference to Exhibit 4
                           (a)(b)(a) to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                                     C-12

               (a)(b)(s)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2006ROTH-ACC - rev 5-07),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(b) to the Registration Statement (File No.
                          333-05593), filed January 30, 2007.

               (a)(b)(t)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2006ROTH-GWB - rev 5-07),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(c) to the Registration Statement (File No.
                          333-05593), filed January 30, 2007.

               (a)(b)(u)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2007COO), incorporated herein by
                          reference to Exhibit 4 (a)(b)(e) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

               (a)(b)(v)  Form of Endorsement for Individual Fixed and
                          Variable Annuity (2007PREDB), incorporated herein by
                          reference to Exhibit 4 (a)(b)(f) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

               (a)(b)(w)  Form of Guaranteed Withdrawal Benefit
                          (("GWB")(rev0208)) is incorporated herein by
                          reference to Exhibit 4.(a)(b)(g) to the Registration
                          Statement (File No. 333-05593) filed on October 15,
                          2007.

               (a)(b)(x)  Form of Data Page Rider for Individual Fixed and
                          Variable Annuity (2007GWBL DP (rev 0208)) is
                          incorporated herein by reference to Exhibit
                          4.(a)(b)(h) to the Registration Statement (File No.
                          333-05593) filed on April 23, 2008.

               (a)(b)(y)  Form of Guaranteed Withdrawal Benefit for Life
                          ("GWBL") Rider (No. 2008GWBL), incorporated herein
                          by reference to Exhibit 4 (a) (b) (r) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(b)(z)  Form of Memorandum of Variable Material for Rider
                          Form Nos. 2008GWBL and 2008GMIB and Endorsement
                          2008ADOPT, incorporated herein by reference to
                          Exhibit 4 (a) (b) (s) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

               (a)(c)(a)  Form of Data Pages (No. 2008DP), incorporated herein by reference to Exhibit 4 (a) (b) (t) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(b)  Form of Endorsement Applicable to the Right to Add
                          an Optional Guaranteed Withdrawal Benefit for Life
                          ("GWBL") or Guaranteed Minimum Income Benefit
                          ("GMIB") Rider (No. 2008ADOPT), incorporated herein
                          by reference to Exhibit 4 (a) (b) (u) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(c)  Form of Guaranteed Minimum Death Benefit Rider w/
                          Optional Reset (GMBD) (No. 2008GMDBOPR),
                          incorporated herein by reference to Exhibit 4
                          (a)(b)(v) to the Registration Statement (File No.
                          333-64749) on Form N-4 filed on August 20, 2008.

               (a)(c)(d)  Form of Guaranteed Minimum Death Benefit Rider
                          (GMDB) (No. 2008GMDBSA), incorporated herein by
                          reference to Exhibit 4 (a) (b) (w) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

               (a)(c)(e)  Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider with Optional Reset of [6% / 6.5%] Roll Up to
                          Age [85] GMIB Benefit Base and Guaranteed

                                     C-13

                           Withdrawal Benefit for Life Conversion Benefit (No.
                           2008GMIB), incorporated herein by reference to
                           Exhibit 4(a)(b)(x) to the Registration Statement
                           (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(f)  Form of Endorsement Applicable to Credits Applied
                           to Annuity Account Value (No. 2008TRBNS),
                           incorporated herein by reference to Exhibit 4 (a)
                           (b) (y) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on August 20, 2008.

                (a)(c)(g)  Form of Endorsement Applicable to the Deferment
                           Provision (No. 2008DEFER), incorporated herein by
                           reference to Exhibit 4 (a) (b) (z) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(h)  Form of Endorsement Applicable to IRA Contracts
                           (No. 2008IRA-ACC), incorporated herein by reference
                           to Exhibit 4 (a)(c)(a) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(i)  Form of Endorsement Applicable to Custodial
                           Contracts (No. 2008IRA-CSTDL-NS), incorporated
                           herein by reference to Exhibit 4 (a) (c) (b) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(j)  Form of Endorsement Applicable to IRA Contracts
                           (No. 2008IRA-GWB), incorporated herein by reference
                           to Exhibit 4 (a)(c)(c) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(k)  Form of Endorsement Applicable to ROTH-IRA
                           Contracts (No. 2008ROTH-ACC), incorporated herein
                           by reference to Exhibit 4(a)(c)(d) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(l)  Form of Endorsement Applicable to ROTH-IRA
                           Contracts (No. 2008ROTH-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(c)(e) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(m)  Form of Endorsement Applicable to SEP-IRA Contracts
                           (No. 2008SEPIRA-ACC), incorporated herein by
                           reference to Exhibit 4 (a)(c)(f) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(n)  Form of Endorsement Applicable to SEP-IRA Contracts
                           (No. 2008SEPIRA-GWB), incorporated herein by
                           reference to Exhibit 4 (a)(c)(g) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(o)  Form of Endorsement Applicable to Simple IRA
                           Contracts (No. 2008SIMIRA-ACC), incorporated herein
                           by reference to Exhibit 4 (a)(c)(h) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(p)  Form of Endorsement Applicable to Simple IRA
                           Contracts (No. 2008SIMIRA-GWB), incorporated herein
                           by reference to Exhibit 4 (a)(c)(i) to the
                           Registration Statement (File No. 333-64749) on Form
                           N-4 filed on August 20, 2008.

                (a)(c)(q)  Form of Non-Spousal Beneficiary Continuation Option
                           (BCO) Tax-Qualified Retirement Plan Funds Direct
                           Rollover to Traditional IRA Endorsement (No.
                           2008TQNSBCO), incorporated herein by reference to
                           Exhibit 4 (a)(c)(j) to the Registration Statement
                           (File No. 333-64749) on Form N-4 filed on August
                           20, 2008.

                                     C-14

                (a)(c)(r)  Form for use with Certificate Form No.
                           2006BASEA/2006BASEB or Contract Form No.
                           2006BASE-I-A/2006BASE-I-B (Depending on
                           Jurisdiction) Marketed as AXA Equitable's
                           "Accumulator Series 08" ("Accumulator",
                           "Accumulator Select", "Accumulator Plus" and
                           "Accumulator Elite"), incorporated herein by
                           reference to Exhibit 4 (a)(c)(k) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on August 20, 2008.

                (a)(c)(s)  Form of Data Pages (No. 2008DPBCO -
                           INH/NSDR),incorporated herein by reference to
                           Exhibit 4 (a)(c)(c) to the Registration Statement
                           (File No. 333-05593) on Form N-4 filed on
                           August 20, 2008.

                (a)(c)(t)  Form of Data Pages (No. 2008DPSELECT) previously filed with this Registration Statement, File No.
                           333-31131, on August 22, 2008.

                (a)(c)(u)  Form of Endorsement Applicable to the Right to
                           Add an Optional Guaranteed Minimum Income Benefit
                           ("GMIB") Rider (No. 2009ADOPT), incorporated
                           herein by reference to Exhibit 4 (a) (c) (o) to
                           the Registration Statement (File No. 333-64749)
                           on Form N-4 filed on May 13, 2009.

                (a)(c)(v)  Form of Endorsement Applicable to Investment
                           Options (Form No. 2009GOA), incorporated herein
                           by reference to Exhibit 4 (a) (c) (p) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(c)(w)  Form of Endorsement Applicable to GWBL Maturity
                           Date Annuity Benefit (Form No. 2009GWBLMD),
                           incorporated herein by reference to Exhibit 4
                           (a)(c) (r) to the Registration Statement (File
                           No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(x)  Form of Endorsement Applicable to Section 6.02,
                           "Payment Upon Death" (Form No. 2009DBENDO),
                           incorporated herein by reference to Exhibit 4
                           (a)(c)(s) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(y)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                           Rider Annual Ratchet to Age [85] (Form No.
                           2009GMDBAR), incorporated herein by reference to
                           Exhibit 4 (a) (c) (t) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed
                           on May 13, 2009.

                (a)(c)(z)  Form of Guaranteed Minimum Death Benefit Rider
                           (Form No. 2009GMDBOPR), incorporated herein by
                           reference to Exhibit 4 (a)(c)(u) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(d)(a)  Form of Guaranteed Minimum Income Benefit
                           ("GMIB") Rider with Optional Reset of [5%] Roll
                           Up to Age [85] GMIB Benefit Base and Guaranteed
                           Withdrawal Benefit for Life Conversion Benefit
                           (Form No. 2009GMIB), incorporated herein by
                           reference to Exhibit 4 (a) (c) (v) to the
                           Registration Statement (File No. 333-64749) on
                           Form N-4 filed on May 13, 2009.

                (a)(d)(b)  Form of Endorsement Applicable to Special Money
                           Market Dollar Cost Averaging (Form No.
                           2009MMSDCA) incorporated herein by reference to
                           Exhibit 4 (a) (c) (q) to the Registration
                           Statement (File No. 333-64749) on Form N-4 filed
                           on May 13, 2009.

                (a)(d)(c)  Form of Data Pages, (Form No. 2009DPSelect),
                           previously filed with this Registration Statement
                           (File No. 333-31131) on May 14, 2009.

                                     C-15

                 (a)(d)(d) Form of Data Pages (Form No. 2009DP),
                           incorporated herein by reference to Exhibit 4 (a)
                           (c) (p) to the Registration Statement (File No.
                           333-64749) on Form N-4 filed on May 13, 2009.

                 (a)(d)(e) Form of Endorsement applicable to Termination of
                           Guaranteed Minimum Death Benefits (Form No.
                           2012GMDB-BO-1), incorporated herein by reference
                           to Exhibit 4(m)(m) to the Registration Statement
                           (File No. 33-83750) on Form N-4 filed
                           April 24, 2013.

                 (a)(d)(f) Form of Endorsement Terminating the Guaranteed
                           Withdrawal Benefit for Life Rider and any
                           Applicable Guaranteed Minimum Death Benefit
                           offered thereunder (Form No. (2013GWBL-BO-I),
                           incorporated herein by reference to the
                           Registration Statement (File No. 333-05593) on
                           Form N-4 filed on April 23, 2014.

                 (a)(d)(g) Form of Endorsement Terminating the Guaranteed
                           Withdrawal Benefit for Life Rider and any
                           Applicable Guaranteed Minimum Death Benefit
                           (2013GWBL-BO-G) offered thereunder, incorporated
                           herein by reference to the Registration Statement
                           (File No. 333-05593) on Form N-4 filed on
                           April 23, 2014.

                 (a)(d)(h) Form of Endorsement Terminating the Guaranteed
                           Minimum Income Benefit and any Guaranteed Minimum
                           Death Benefit(s) offered thereunder
                           (2013GMIB-BO-I), incorporated herein by reference
                           to the Registration Statement (File No.
                           333-05593) on Form N-4 filed on April 23, 2014.

                 (a)(d)(i) Form of Endorsement Terminating the Guaranteed
                           Minimum Income Benefit and any Guaranteed Minimum
                           Death Benefit(s) (2013GMIB-BO-G) offered
                           thereunder, incorporated herein by reference to
                           the Registration Statement (File No. 333-05593)
                           on Form N-4 filed on April 23, 2014.

                 (a)(d)(j) Endorsement Adding a Lump Sum Payment Option
                           (2014GMIB-LS-G), incorporated herein by reference
                           to Registration Statement on Form N-4 (File No.
                           333-64749) filed on October 15, 2014.

                 (a)(d)(k) Endorsement Adding a Lump Sum Payment Option
                           (2014GMIB-LS-I), incorporated herein by reference
                           to Registration Statement on Form N-4 (File No.
                           333-64749) filed on October 15, 2014.

                 (a)(d)(l) Endorsement Adding a Lump Sum Payment Option
                           (2014GMIB-W-LS-G), incorporated herein by
                           reference to Registration Statement on Form N-4
                           (File No. 333-64749) filed on October 15, 2014.

                 (a)(d)(m) Endorsement Adding a Lump Sum Payment Option
                           (2014-W-GMIB-LS-I), incorporated herein by
                           reference to Registration Statement on Form N-4
                           (File No. 333-64749) filed on October 15, 2014.

                 (a)(d)(n) Endorsement Adding a Lump Sum Payment Option
                           (2014GWBL-LS-G), incorporated herein by reference
                           to Registration Statement on Form N-4 (File No.
                           333-64749) filed on October 15, 2014.

                 (a)(d)(o) Endorsement Adding a Lump Sum Payment Option
                           (2014GWBL-LS-I), incorporated herein by reference
                           to Registration Statement on Form N-4 (File No.
                           333-64749) filed on October 15, 2014.

                 (a)(d)(p) Form of Endorsement applicable to the GMIB
                           Conversion Option (Form No. 2016GMIB-CO-G),
                           incorporated herein by reference to Registration
                           Statement on Form N-4 (File No. 333-05593)filed
                           on December 23, 2016.

                 (a)(d)(q) Form of Endorsement applicable to the GMIB
                           Conversion Option (Form No. 2016GMIB-CO-I),
                           incorporated herein by reference to Registration
                           Statement on Form N-4 (File No. 333-05593)filed
                           on December 23, 2016.

                 (a)(d)(r) Form of Endorsement Terminating the Guaranteed
                           Minimum Income Benefit and any Guaranteed Minimum
                           Death Benefit(s) Form No. 2015GMIB-BO-G),
                           incorporated herein by reference to Registration
                           Form N-4 (File No. 333-05593)filed on
                           February 6, 2018.

                 (a)(d)(s) Form of Endorsement Terminating the Guaranteed
                           Minimum Income Benefit and any Guaranteed Minimum
                           Death Benefit(s) Form No. 2015GMIB-BO-I),
                           incorporated herein by reference to Registration
                           Form N-4 (File No. 333-05593)filed on
                           February 6, 2018.

          5.     Applications.

                 (a)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA and NQ), previously filed
                           with this Registration Statement (File No.
                           333-31131) on July 11, 1997.

                 (b)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA and NQ), previously filed
                           with this Registration Statement No. 333-31131 on
                           December 31, 1997.

                 (c)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ and QP), previously
                           filed with this Registration Statement No.
                           333-31131 on May 1, 1998.

                 (d)       Forms of Enrollment Form/Application for
                           Equitable Accumulator Select (IRA, NQ, QP and
                           TSA), previously filed with this Registration
                           Statement No. 333-31131 on May 22, 1998.

                 (e)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ, QP and TSA),
                           previously filed with this Registration Statement
                           No. 333-31131 on November 30, 1998.

                 (f)       Form of Enrollment Form/Application (as revised)
                           for Equitable Accumulator Select (IRA, NQ, QP and
                           TSA), previously filed with this Registration
                           Statement No. 333-31131 on December 28, 1998.

                 (g)       Form of Enrollment Form/Application for Equitable
                           Accumulator Select (IRA, NQ, QP AND TSA),
                           previously filed with this Registration
                           Statement, File No. 333-31131 on April 30, 1999.

                 (h)       Form of application for Accumulator, Form No.
                           2002App01 previously filed with this Registration
                           Statement, (File No. 333-31131) on March 8, 2002.

                 (i)       Form of application for Accumulator, Form No.
                           2002App02 previously filed with this Registration
                           Statement, (File No. 333-31131) on March 8, 2002.

                 (j)       Form of application for Accumulator(R)
                           Select(SM), Form No. 2004 App02, as previously
                           filed with this Registration Statement File No.
                           333-31131, filed April 20, 2006.

                 (k)       Form of Application No. 2006 App 02, incorporated
                           herein by reference to Exhibit 5.(m) to the
                           Registration Statement (File No. 333-05593),
                           filed June 14, 2006.

                 (l)       Form of Application No. 2006 App 01, incorporated
                           herein by reference to Exhibit 5.(n) to the
                           Registration Statement (File No. 333-05593),
                           filed June 14, 2006.

                 (m)       Form of Application for Accumulator (2007App 01),
                           incorporated herein by reference to Exhibit 5 (o)
                           to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                 (n)       Form of Application for Accumulator (2007App 02),
                           incorporated herein by reference to Exhibit 5 (p)
                           to the Registration Statement (File No.
                           333-05593), filed January 30, 2007.

                 (o)       Form of Application for Accumulator(R),
                           Select(SM), Form No. 2008 App 01 S, previously
                           filed with this Registration Statement, File No.
                           333-31131, on August 22, 2008.

                 (p)       Form of Application for Accumulator(R) Select(SM),

                                     C-16

                           Form No. 2008 App 02 S, previously filed with this
                           Registration Statement, File No. 333-31131, on
                           August 22, 2008.

                (q)        Form of Application for Accumulator(R) Select(SM),
                           Form No. 2009 App 01 S, previously filed with this
                           Registration Statement File No. 333-31131 on
                           May 14, 2009.

                (r)        Form of Application for Accumulator(R) Select(SM),
                           Form No. 2009 App 02 S, previously filed with this
                           Registration Statement File No. 333-31131 on
                           May 14, 2009.

            6.  Depositor's Certificate of Incorporation and By-Laws.

                (a)        Restated Charter of AXA Equitable, as amended
                           August 31, 2010, incorporated herein by reference
                           to Registration Statement on Form N-4, (File No.
                           333-05593), filed on April 24, 2012.

                (b)        By-Laws of AXA Equitable, as amended September 7,
                           2004, incorporated herein by reference to Exhibit
                           No. 6.(c) to Registration Statement on Form N-4,
                           (File No. 333-05593), filed on April 20, 2006.

            7.  Reinsurance Contracts.

                           Form of Reinsurance Agreement between Reinsurance
                           Company and the Equitable Life Assurance Society of
                           the United States previously filed with this
                           Registration Statement File No. 333-31131 on
                           April 25, 2001.

            8.  Participation Agreements.

                (a)        Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable Life Insurance
                           Company ("AXA Equitable"), AXA Distributors, LLC
                           and AXA Advisors dated July 15, 2002 is
                           incorporated herein by reference to Post-Effective
                           Amendment No. 25 to the EQ Advisor's Trust
                           Registration Statement on Form N-1A (File No.
                           333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i)     Amendment No. 1, dated May 2, 2003, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors,
                           LLC and AXA Advisors dated July 15, 2002
                           incorporated herein by reference to Post-Effective
                           Amendment No. 28 To the EQ Advisor's Trust
                           Registration Statement (File No. 333-17217) on Form
                           N-1A filed on February 10, 2004.

                (a)(ii)    Amendment No. 2, dated July 9, 2004, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors,
                           LLC and AXA Advisors dated July 15, 2002
                           incorporated herein by reference to Post-Effective
                           Amendment No. 35 To the EQ Advisor's Trust
                           Registration Statement (File No. 333-17217) on Form
                           N-1A filed on October 15, 2004.

                (a)(iii)   Amendment No. 3, dated October 1, 2004, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors,
                           LLC and AXA Advisors dated July 15, 2002
                           incorporated herein by reference to Post-Effective
                           Amendment No. 35 To the EQ Advisor's Trust
                           Registration Statement (File No. 333-17217) on Form
                           N-1A filed on October 15, 2004.

                (a)(iv)    Amendment No. 4, dated May 1, 2005, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors,
                           LLC and AXA Advisors dated July 15, 2002
                           incorporated herein by reference to Post-Effective
                           Amendment No. 37 To the EQ Advisor's Trust
                           Registration Statement (File No. 333-17217) on Form
                           N-1A filed on April 7, 2005.

                (a)(v)     Amendment No. 5, dated September 30, 2005, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors,
                           LLC and AXA Advisors dated July 15, 2002
                           incorporated herein by reference to Post-Effective
                           Amendment No. 44 To the EQ Advisor's Trust
                           Registration Statement (File No. 333-17217) on Form
                           N-1A filed on April 5, 2006.

                (a)(vi)    Amendment No. 6, dated August 1, 2006, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors,
                           LLC and AXA Advisors dated July 15, 2002
                           incorporated herein by reference to Post-Effective
                           Amendment No. 51 To the EQ Advisor's Trust
                           Registration Statement (File No. 333-17217) on Form
                           N-1A filed on February 2, 2007.

                (a)(vii)   Amendment No. 7, dated May 1, 2007, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors,
                           LLC and AXA Advisors dated July 15, 2002
                           incorporated herein by reference to Post-Effective
                           Amendment No. 53 To the EQ Advisor's Trust
                           Registration Statement (File No. 333-17217) on Form
                           N-1A filed on April 27, 2007.

                (a)(viii)  Amendment No. 8, dated January 1, 2008, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors,
                           LLC and AXA Advisors dated July 15, 2002
                           incorporated herein by reference to Post-Effective
                           Amendment No. 56 To the EQ Advisor's Trust
                           Registration Statement (File No. 333-17217) on Form
                           N-1A filed on December 27, 2007.

                (a)(ix)    Amendment No. 9, dated May 1, 2008, to the Amended
                           and Restated Participation Agreement among EQ
                           Advisors Trust, AXA Equitable, AXA Distributors,
                           LLC and AXA Advisors dated July 15, 2002
                           incorporated herein by reference to Post-Effective
                           Amendment No. 61 To the EQ Advisor's Trust
                           Registration Statement (File No. 333-17217) on Form
                           N-1A filed on February 13, 2009.

                (a)(x)     Amendment No. 10, dated January 1, 2009, to the
                           Amended and Restated Participation Agreement among
                           EQ Advisors Trust, AXA Equitable, AXA Distributors,
                           LLC and AXA Advisors dated July 15, 2002
                           incorporated herein by reference to Post-Effective
                           Amendment No. 64 To the EQ Advisor's Trust
                           Registration Statement (File No. 333-17217) on Form
                           N-1A filed on March 16, 2009.

                                     C-17

               (a)(xi)       Amendment No. 11, dated May 1, 2009, to the
                             Amended and Restated Participation Agreement
                             among EQ Advisors Trust, AXA Equitable, AXA
                             Distributors, LLC and AXA Advisors dated July 15,
                             2002 incorporated herein by reference to
                             Post-Effective Amendment No. 67 To the EQ
                             Advisor's Trust Registration Statement (File No.
                             333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)      Amendment No. 12, dated September 29, 2009, to
                             the Amended and Restated Participation Agreement
                             among EQ Advisors Trust, AXA Equitable, AXA
                             Distributors, LLC and AXA Advisors dated July 15,
                             2002 incorporated herein by reference to
                             Post-Effective Amendment No. 70 To the EQ
                             Advisor's Trust Registration Statement (File No.
                             333-17217) on Form N-1A filed on January 21, 2010.

               (a)(xiii)     Amendment No. 13, dated August 16, 2010, to the
                             Amended and Restated Participation Agreement
                             among EQ Advisors Trust, AXA Equitable, AXA
                             Distributors, LLC and AXA Advisors dated July 15,
                             2002 incorporated herein by reference to
                             Post-Effective Amendment No. 77 To the EQ
                             Advisor's Trust Registration Statement (File No.
                             333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)      Amendment No. 14, dated December 15, 2010, to the
                             Amended and Restated Participation Agreement
                             among EQ Advisors Trust, AXA Equitable, AXA
                             Distributors, LLC and AXA Advisors dated July 15,
                             2002 incorporated herein by reference to
                             Post-Effective Amendment No. 77 To the EQ
                             Advisor's Trust Registration Statement (File No.
                             333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xv)       Amendment No. 15, dated June 7, 2011 , to the
                             Amended and Restated Participation Agreement
                             among EQ Advisors Trust, AXA Equitable, AXA
                             Distributors, LLC and AXA Advisors dated July 15,
                             2002 incorporated herein by reference and/or
                             previously filed with Post-Effective Amendment
                             No. 84 To the EQ Advisor's Trust Registration
                             Statement (File No. 333-17217) on Form N-1A filed
                             on August 17, 2011.

               (a)(xvi)      Amendment No. 16, dated April 30, 2012, to the
                             Amended and Restated Participation Agreement
                             among EQ Advisors Trust, AXA Equitable and AXA
                             Distributors, LLC, dated July 15,2002
                             incorporated herein by reference to
                             Post-Effective Amendment No. 96 to the EQ
                             Advisor's Trust Registration Statement
                             (File No. 333-17217) on Form N-1A filed on
                             February 7, 2012.

               (a)(b)        Second Amended and Restated Participation
                             Agreement among the Trust, AXA Equitable, FMG LLC
                             and AXA Distributors, LLC, dated May 23, 2012,
                             incorporated herein by reference to EQ Advisors
                             Trust Registration Statement on Form N-1A (File
                             No. 333-17217) filed on July 22, 2013.

               (a)(b)(i)     Amendment No. 1 dated as of June 4, 2013 to the
                             Second Amended and Restated Participation
                             Agreement among the Trust, AXA Equitable, FMG LLC
                             and AXA Distributors, LLC, dated May 23, 2012,
                             incorporated herein by reference to EQ Advisors
                             Trust Registration Statement on Form N-1A (File
                             No. 333-17217) filed on July 22, 2013.

               (a)(b)(ii)    Amendment No. 2 dated as of October 21, 2013 to
                             the Second Amended and Restated Participation
                             Agreement among the Trust, AXA Equitable, FMG LLC
                             and AXA Distributors, LLC, dated May 23, 2012,
                             incorporated herein by reference to EQ Advisors
                             Trust Registration Statement on Form N-1A (File
                             No. 333-17217) filed on July 22, 2013.

               (a)(b)(iii)   Amendment No. 3, dated as of April 4, 2014
                             ("Amendment No. 3"), to the Second Amended and
                             Restated Participation Agreement, dated as of
                             May 23, 2012, as amended ("Agreement"), by and
                             among EQ Advisors Trust ("Trust"), AXA Equitable
                             Life Insurance Company, AXA Equitable Funds
                             Management Group, LLC and AXA Distributors, LLC
                             (collectively, the "Parties"), incorporated
                             herein by reference to EQ Advisors Trust
                             Registration Statement on Form N-1A (File No.
                             333-17217) filed on April 30, 2014.

               (a)(b)(iv)    Amendment No. 4, dated as of June 1, 2014
                             ("Amendment No. 4"), to the Second Amended and
                             Restated Participation Agreement, dated as of
                             May 23, 2012, as amended ("Agreement"), by and
                             among EQ Advisors Trust ("Trust"), AXA Equitable
                             Life Insurance Company, AXA Equitable Funds
                             Management Group, LLC and AXA Distributors, LLC
                             (collectively, the "Parties"), incorporated
                             herein by reference to EQ Advisors Trust
                             Registration Statement on Form N-1A (File No.
                             333-17217) filed on April 30, 2014.

               (a)(b)(v)     Amendment No. 5, dated as of July 16, 2014
                             ("Amendment No. 5"), to the Second Amended and
                             Restated Participation Agreement, dated as of
                             May 23, 2012, as amended ("Agreement"), by and
                             among EQ Advisors Trust ("Trust"), AXA Equitable
                             Life Insurance Company, AXA Equitable Funds
                             Management Group, LLC and AXA Distributors, LLC
                             (collectively, the "Parties") "), incorporated
                             herein by reference to EQ Advisors Trust
                             Registration Statement on Form N-1A (File No.
                             333-17217) filed on February 5, 2015.

               (a)(b)(vi)    Amendment No. 6, dated as of April 30, 2015
                             ("Amendment No. 6"), to the Second Amended and
                             Restated Participation Agreement, dated as of
                             May 23, 2012, as amended ("Agreement"), by and
                             among EQ Advisors Trust ("Trust"), AXA Equitable
                             Life Insurance Company, AXA Equitable Funds
                             Management Group, LLC and AXA Distributors, LLC
                             (collectively, the "Parties"), incorporated
                             herein by reference to EQ Advisors Trust
                             Registration Statement on Form N-1A (File No.
                             333-17217) filed on April 17, 2015.

               (a)(b)(vii)   Amendment No. 7, dated as of December 21, 2015
                             ("Amendment No. 7"), to the Second Amended and
                             Restated Participation Agreement, dated as of
                             May 23, 2012, as amended ("Agreement"), by and
                             among EQ Advisors Trust ("Trust"), AXA Equitable
                             Life Insurance Company, AXA Equitable Funds
                             Management Group, LLC and AXA Distributors, LLC
                             (collectively, the "Parties") incorporated herein
                             by reference to EQ Advisors Trust Registration
                             Statement on Form 485 (a) (File No. 333-17217)
                             filed on February 11, 2016.

               (a)(b)(viii)  Amendment No. 8, dated as of December 9, 2016
                             ("Amendment No. 8"), to the Second Amended and
                             Restated Participation Agreement, dated as of
                             May 23, 2012, as amended ("Agreement"), by and
                             among EQ Advisors Trust ("Trust"), AXA Equitable
                             Life Insurance Company, AXA Equitable Funds
                             Management Group, LLC and AXA Distributors, LLC
                             (collectively, the "Parties") incorporated herein
                             by reference to EQ Advisors Trust Registration
                             Statement on Form 485 (a) (File No. 333-17217)
                             filed on January 31, 2017.

               (b)           Participation Agreement among AXA Premier VIP
                             Trust, AXA Equitable, AXA Advisors, AXA
                             Distributors, LLC and EDI dated as of December 3,
                             2001 incorporated herein by reference to and/or
                             previously filed with Pre-Effective Amendment No.
                             1 to AXA Premier VIP Trust Registration Statement
                             (File No. 333-70754) on Form N-1A filed on
                             December 10, 2001.

               (b)(i)        Amendment No. 1, dated as of August 1, 2003 to
                             the Participation Agreement among AXA Premier VIP
                             Trust, AXA Equitable, AXA Advisors, AXA
                             Distributors, LLC and EDI dated as of December 3,
                             2001 incorporated herein by reference to
                             Post-Effective Amendment No. 6 to AXA Premier VIP
                             Trust Registration Statement (File No. 333-70754)
                             on Form N-1A filed on February 25, 2004.

               (b)(ii)       Amendment No. 2, dated as of May 1, 2006 to the
                             Participation Agreement among AXA Premier VIP
                             Trust, AXA Equitable, AXA Advisors, AXA
                             Distributors, LLC and EDI dated as of December 3,
                             2001 incorporated herein by reference to
                             Post-Effective Amendment No. 16 to AXA Premier
                             VIP Trust Registration Statement (File No.
                             333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)      Amendment No. 3, dated as of May 25, 2007 to the
                             Participation Agreement among AXA Premier VIP
                             Trust, AXA Equitable, AXA Advisors, AXA
                             Distributors, LLC and EDI dated as of December 3,
                             2001 incorporated herein by reference to
                             Post-Effective Amendment No. 20 to AXA Premier
                             VIP Trust Registration Statement (File No.
                             333-70754) on Form N-1A filed on February 5, 2008.

               (b)(b)        Amended and Restated Participation Agreement
                             among the Registrant, AXA Equitable, FMG LLC and
                             AXA Distributors, LLC, dated as of May 23, 2012,
                             incorporated herein by reference to AXA Premier
                             VIP Trust Registration Statement on Form N-1/A
                             (File No. 333-70754) filed on July 22, 2013.

               (b)(b)(i)     Amendment No. 1 dated as of October 21, 2013, to
                             the Amended and Restated Participation Agreement
                             among the Registrant, AXA Equitable, FMG LLC and
                             AXA Distributors, LLC, dated as of May 23, 2012,
                             incorporated herein by reference to AXA Premier
                             VIP Trust Registration Statement on Form N-1/A
                             (File No. 333-70754) filed on October 2, 2013.

               (b)(b)(ii)    Amendment No. 2, dated as of April 18, 2014
                             ("Amendment No. 2") to the Amended and Restated
                             Participation Agreement, dated as of May 23,
                             2012, as amended ("Agreement") by and among AXA
                             Premier VIP Trust ("Trust"), AXA Equitable Life
                             Insurance Company, AXA Equitable Funds Management
                             Group, LLC and AXA Distributors, LLC
                             (collectively, the "Parties"), incorporated
                             herein by reference to AXA Premier VIP Trust
                             Registration Statement on Form N-1/A (File No.
                             333-70754) filed on January 12, 2015.

               (b)(b)(iii)   Amendment No. 3, dated as of July 8, 2014
                             ("Amendment No. 3") to the Amended and Restated
                             Participation Agreement, dated as of May 23,
                             2012, as amended ("Agreement") by and among AXA
                             Premier VIP Trust ("Trust"), AXA Equitable Life
                             Insurance Company, AXA Equitable Funds Management
                             Group, LLC and AXA Distributors, LLC
                             (collectively, the "Parties"), incorporated
                             herein by reference to AXA Premier VIP Trust
                             Registration Statement on Form N-1/A (File No.
                             333-70754) filed on January 12, 2015.

               (b)(b)(iv)    Amendment No. 4, dated as of December 10, 2014
                             ("Amendment No. 4"), to the Amended and Restated
                             Participation Agreement, dated as of May 23,
                             2012, as amended ("Agreement"), by and among AXA
                             Premier VIP Trust ("Trust"), AXA Equitable Life
                             Insurance Company, AXA Equitable Funds Management
                             Group, LLC and AXA Distributors, LLC
                             (collectively, the "Parties"), incorporated
                             herein by reference to AXA Premier VIP Trust
                             Registration Statement on Form N-1/A (File No.
                             333-70754) filed on January 12, 2015.

               (b)(b)(v)     Amendment No. 5, dated as of September 26, 2015
                             ("Amendment No. 5"), to the Amended and Restated
                             Participation Agreement, dated as of May 23,
                             2012, as amended ("Agreement"), by and among AXA
                             Premier VIP Trust ("Trust"), AXA Equitable Life
                             Insurance Company, AXA Equitable Funds Management
                             Group, LLC and AXA Distributors, LLC
                             (collectively, the "Parties") incorporated herein
                             by reference to AXA Premier VIP Trust
                             Registration Statement on Form 485 (b) (File No.
                             333-70754) filed on April 26, 2016.

          9.   Legal Opinion.

                             Opinion and Consent of Shane Daly, Esq., Vice
                             President and Associate General Counsel of AXA
                             Equitable, as to the legality of the securities
                             being registered, filed herewith.

          10.  Other Opinions.

               (a)           Consent of independent registered public
                             accounting firm to be filed by Amendment.

               (b)           Powers of Attorney, filed herewith.

          11.  Omitted Financial Statements. Not applicable.

          12.  Initial Capital Agreements. Not applicable.

          13.  Redeemability Exemption. Not applicable.

                                     C-18

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

                                     C-19

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Jeffrey Hurd                  Senior Executive Director and Chief Operating
                               Officer

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director and Treasurer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life,
                               Retirement and Wealth Management

*Adrienne Johnson              Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*Kathryn Ferrero               Senior Executive Director and Chief Marketing
                               Officer

*David Karr                    Senior Executive Director

*Dominique Baede               Managing Director

*Herve Balzano                 Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*Laurent Marvy                 Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*George Papazicos              Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*William M. Webster            Managing Director

                                     C-20

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

              Separate Account No. 49 of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable Life Insurance
Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding
Company").

              AXA owns 100% of the Holding Company's outstanding common stock.
AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable
Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2016/2017 AXA Group Organization Charts, are incorporated herein by reference to Exhibit 26(a) of Registration Statement (File No.
333-216084) on Form N-4, filed August 25, 2017.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart
Q3-2017, is incorporated herein by reference to Exhibit 26(b) to Registration
Statement (File No. 333-216084) on Form N-4 filed on December 21, 2017.

                                     C-21

Item 27. Number of Contractowners

         As of December 31, 2017, there were 5,153 Qualified Contract owners and 4,599 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-laws of AXA Equitable Life Insurance Company ("AXA Equitable")
         provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees. (a) To
                the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i)  Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate is or was a director, officer or employee of the
                     Company shall be indemnified by the Company;

                (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate serves or served any other organization in any
                     capacity at the request of the Company may be indemnified
                     by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b)  To the extent permitted by the law of the State of
                          New York, the Company may provide for further
                          indemnification or advancement of expenses by
                          resolution of shareholders of the Company or the
                          Board of Directors, by amendment of these By-Laws, or
                          by agreement. (Business Corporation Law ss.721-726:
                          Insurance Law ss.1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance
Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     C-22

Item 29.Principal Underwriters

                 (a) AXA Advisors, LLC, and AXA Distributors, LLC, both
affiliates of AXA Equitable and MONY Life Insurance Company of America, are the
principal underwriters for Separate Accounts 70 and FP of AXA Equitable, EQ
Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account
A, MONY America Variable Account K and MONY America Variable Account L. In
addition, AXA Advisors is the principal underwriter for AXA Equitable's
Separate Accounts 45, 301, A and I. The principal business address of AXA
Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY,
NY 10104.

                 (b) Set forth below is certain information regarding the
directors and principal officers of AXA Advisors, LLC and AXA Distributors,
LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Mary Jean Bonadonna               Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Jamie Milici                      Vice President

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

                                     C-23

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Senior Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Mathew Drummond                   Vice President

*Jacqueline Fabitore-Matheny       Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Grass                  Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*Catherine Luoma                   Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

(c)  The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this
     Registration Statement is incorporated herein by reference.

                                     C-24

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the
Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020,
and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at
Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the
                "contracts") may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective
Contracts.

                The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-25

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant has duly caused this Amendment to the Registration
Statement to be signed on its behalf, in the City and State of New York, on this 6th day of February, 2018.

                              SEPARATE ACCOUNT NO. 49 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New
York, on this 6th day of February, 2018.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Thomas Buberl                Bertram L. Scott
Barbara Fallon-Walsh         George Stansfield
Daniel G. Kaye               Richard C. Vaughan
Kristi A. Matus              Ramon de Oliveira
Mark Pearson

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      February 6, 2018

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------

9                 Opinion and Consent of Counsel                      EX-99.9

10(b)             Powers of Attorney                                  EX-99.10b